UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04777
MFS SERIES TRUST I
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Value Fund

Class A-MEIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$41	0.79%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFA-SEM

MFS® Value Fund

Class B-MFEBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$80	1.54%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFB-SEM

MFS® Value Fund

Class C-MEICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$80	1.54%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFC-SEM

MFS® Value Fund
Class I-MEIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$29	0.55%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFI-SEM

MFS® Value Fund
Class R1-MEIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$80	1.54%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR1-SEM

MFS® Value Fund
Class R2-MVRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$54	1.04%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR2-SEM

MFS® Value Fund

Class R3-MEIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$41	0.79%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR3-SEM

MFS® Value Fund

Class R4-MEIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$29	0.55%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR4-SEM

MFS® Value Fund

Class R6-MEIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$23	0.44%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	55,963,989,462	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	28.5%
Industrials	18.4%
Health Care	14.7%
Information Technology	9.4%
Utilities	9.3%
Energy	6.5%
Consumer Staples	5.5%
Consumer Discretionary	3.6%
Real Estate	2.2%
Materials	1.2%
Top ten holdings
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.4%
Progressive Corp.	3.0%
Johnson & Johnson	3.0%
Cigna Group	2.9%
RTX Corp.	2.8%
Exxon Mobil Corp.	2.4%
Boeing Co.	2.4%
Analog Devices, Inc.	2.3%
Morgan Stanley	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR6-SEM

MFS® Low Volatility Global
Equity Fund
Class A-MVGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$52	0.99%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOA-SEM

MFS® Low Volatility Global
Equity Fund
Class B-MVGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$91	1.74%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOB-SEM

MFS® Low Volatility Global
Equity Fund
Class C-MVGCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$91	1.74%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOC-SEM

MFS® Low Volatility Global
Equity Fund

Class I-MVGIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.74%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOI-SEM

MFS® Low Volatility Global
Equity Fund

Class R1-MVGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$91	1.74%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR1-SEM

MFS® Low Volatility Global
Equity Fund

Class R2-MVGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$65	1.24%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR2-SEM

MFS® Low Volatility Global
Equity Fund

Class R3-MVGLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$52	0.99%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR3-SEM

MFS® Low Volatility Global
Equity Fund

Class R4-MVGMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.74%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR4-SEM

MFS® Low Volatility Global
Equity Fund

Class R6-MVGNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$35	0.66%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	310,246,432	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
McKesson Corp.	3.7%
Roche Holding AG	3.2%
Johnson & Johnson	3.0%
Franco-Nevada Corp.	2.8%
Colgate-Palmolive Co.	2.6%
Koninklijke KPN N.V.	2.6%
Analog Devices, Inc.	2.3%
Alphabet, Inc., "A"	2.1%
Microsoft Corp.	2.0%
DBS Group Holdings Ltd.	2.0%
Issuer country weightings
United States	54.5%
Japan	7.4%
Canada	7.4%
Singapore	3.9%
Switzerland	3.2%
United Kingdom	3.2%
South Korea	3.1%
Philippines	2.9%
Netherlands	2.6%
Other Countries	11.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR6-SEM

MFS® Low Volatility
Equity Fund

Class A-MLVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$46	0.89%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUA-SEM

MFS® Low Volatility
Equity Fund

Class B-MLVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$85	1.64%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUB-SEM

MFS® Low Volatility
Equity Fund
Class C-MLVGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$85	1.64%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUC-SEM

MFS® Low Volatility
Equity Fund
Class I-MLVHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.64%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUI-SEM

MFS® Low Volatility
Equity Fund
Class R1-MLVMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$85	1.64%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR1-SEM

MFS® Low Volatility
Equity Fund

Class R2-MLVOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.14%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR2-SEM

MFS® Low Volatility
Equity Fund

Class R3-MLVPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$46	0.89%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR3-SEM

MFS® Low Volatility
Equity Fund

Class R4-MLVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$33	0.64%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR4-SEM

MFS® Low Volatility
Equity Fund
Class R6-MLVTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.56%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	344,099,396	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	25.3%
Health Care	15.7%
Financials	13.2%
Industrials	10.2%
Consumer Staples	9.6%
Consumer Discretionary	6.7%
Utilities	6.5%
Real Estate	5.3%
Communication Services	5.2%
Energy	1.4%
Materials	0.5%
Top ten holdings
McKesson Corp.	3.2%
Johnson & Johnson	3.2%
Alphabet, Inc., "A"	3.1%
Teledyne Technologies, Inc.	3.1%
Analog Devices, Inc.	2.8%
Merck & Co., Inc.	2.3%
Motorola Solutions, Inc.	2.1%
Amphenol Corp., "A"	2.1%
Microsoft Corp.	2.1%
Visa, Inc., "A"	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR6-SEM

MFS® U.S. Government Cash Reserve Fund
Class A-MSRXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMA-SEM

MFS® U.S. Government Cash Reserve Fund
Class B-MCRXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMB-SEM

MFS® U.S. Government Cash Reserve Fund
Class C-MCCXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMC-SEM

MFS® U.S. Government Cash Reserve Fund

Class I-CRHXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMI-SEM

MFS® U.S. Government Cash Reserve Fund

Class R1-CRVXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR1-SEM

MFS® U.S. Government Cash Reserve Fund

Class R2-CRMXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR2-SEM

MFS® U.S. Government Cash Reserve Fund

Class R3-CRJXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR3-SEM

MFS® U.S. Government Cash Reserve Fund

Class R4-CRKXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$21	0.42%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR4-SEM

MFS® U.S. Government Cash Reserve Fund

Class R6-CRRXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.37%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	463,581,083
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	64.6%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	35.4%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	37.3%
8 - 29 days	14.1%
30 - 59 days	24.9%
60 - 89 days	18.1%
90 - 365 days	5.6%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR6-SEM

MFS® New Discovery Fund

Class A-MNDAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.21%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFA-SEM

MFS® New Discovery Fund

Class B-MNDBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	1.96%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFB-SEM

MFS® New Discovery Fund

Class C-MNDCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$102	1.96%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFC-SEM

MFS® New Discovery Fund
Class I-MNDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$50	0.96%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFI-SEM

MFS® New Discovery Fund
Class R1-MNDGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	1.96%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR1-SEM

MFS® New Discovery Fund
Class R2-MNDRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.46%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR2-SEM

MFS® New Discovery Fund

Class R3-MNDHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.21%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR3-SEM

MFS® New Discovery Fund

Class R4-MNDJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$50	0.96%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR4-SEM

MFS® New Discovery Fund
Class R6-MNDKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$43	0.83%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,093,556,212	Portfolio Turnover Rate (%):	39
Total Number of Holdings:	109
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Equity sectors
Health Care	25.4%
Industrials	23.0%
Information Technology	17.7%
Consumer Discretionary	10.3%
Energy	4.8%
Financials	4.8%
Materials	3.6%
Consumer Staples	2.7%
Real Estate	1.8%
Top ten holdings
Advanced Energy Industries, Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.3%
QXO, Inc.	2.2%
Modine Manufacturing Co.	1.9%
nVent Electric PLC	1.9%
MACOM Technology Solutions Holdings, Inc.	1.9%
Bio-Techne Corp.	1.8%
Littlefuse, Inc.	1.6%
Flowserve Corp.	1.5%
nLIGHT, Inc.	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR6-SEM

MFS® Core Equity Fund

Class A-MRGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$44	0.87%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIA-SEM

MFS® Core Equity Fund
Class B-MRGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.62%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIB-SEM

MFS® Core Equity Fund
Class C-MRGCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.62%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIC-SEM

MFS® Core Equity Fund
Class I-MRGRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.62%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGII-SEM

MFS® Core Equity Fund
Class R1-MRGGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.62%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR1-SEM

MFS® Core Equity Fund
Class R2-MRERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.12%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR2-SEM

MFS® Core Equity Fund
Class R3-MRGHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$44	0.87%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR3-SEM

MFS® Core Equity Fund

Class R4-MRGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$31	0.62%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR4-SEM

MFS® Core Equity Fund

Class R6-MRGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$27	0.54%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,362,806,621	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	171
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Global equity sectors
Technology	30.3%
Capital Goods	14.5%
Financial Services	13.1%
Health Care	11.2%
Consumer Cyclicals	10.2%
Communication Services	10.0%
Energy	6.8%
Consumer Staples	3.3%
Top ten holdings
NVIDIA Corp.	7.1%
Apple, Inc.	5.9%
Microsoft Corp.	4.9%
Alphabet, Inc., "A"	4.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	2.7%
Meta Platforms, Inc., "A"	2.7%
Johnson & Johnson	2.2%
JPMorgan Chase & Co.	2.0%
Gilead Sciences, Inc.	2.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR6-SEM

MFS® Research
International Fund

Class A-MRSAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$53	0.98%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFA-SEM

MFS® Research
International Fund
Class B-MRIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.72%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFB-SEM

MFS® Research
International Fund
Class C-MRICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.73%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFC-SEM

MFS® Research
International Fund
Class I-MRSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$39	0.73%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFI-SEM

MFS® Research
International Fund

Class R1-MRSGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.73%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR1-SEM

MFS® Research
International Fund

Class R2-MRSRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$66	1.23%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR2-SEM

MFS® Research
International Fund

Class R3-MRSHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$53	0.98%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR3-SEM

MFS® Research
International Fund

Class R4-MRSJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$39	0.73%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	98.8%
Money Market Funds	1.2%

Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%

Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR4-SEM

MFS® Research
International Fund
Class R6-MRSKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$34	0.63%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	18,800,844,948	Portfolio Turnover Rate (%):	23
Total Number of Holdings:	113
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Roche Holding AG	3.2%
Mizuho Financial Group, Inc.	3.1%
Schneider Electric SE	2.9%
Hitachi Ltd.	2.5%
Novartis AG	2.3%
ASML Holding N.V.	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Linde PLC	1.8%
TotalEnergies SE	1.7%
Tokyo Electron Ltd.	1.6%
Issuer country weightings
Japan	22.9%
United Kingdom	15.0%
France	12.5%
Switzerland	8.7%
United States	5.8%
Germany	5.6%
Netherlands	5.1%
Italy	3.0%
Australia	2.6%
Other Countries	18.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR6-SEM

MFS® Technology Fund
Class A-MTCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$56	1.11%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTA-SEM

MFS® Technology Fund

Class B-MTCBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$93	1.86%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTB-SEM

MFS® Technology Fund

Class C-MTCCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$93	1.86%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTC-SEM

MFS® Technology Fund

Class I-MTCIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$43	0.86%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTI-SEM

MFS® Technology Fund

Class R1-MTCKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$93	1.86%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR1-SEM

MFS® Technology Fund

Class R2-MTERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$68	1.36%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR2-SEM

MFS® Technology Fund

Class R3-MTCHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$56	1.11%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR3-SEM

MFS® Technology Fund

Class R4-MTCJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$43	0.86%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR4-SEM

MFS® Technology Fund

Class R6-MTCLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$39	0.77%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,011,014,155	Portfolio Turnover Rate (%):	34
Total Number of Holdings:	46
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
NVIDIA Corp.	10.1%
Alphabet, Inc., "A"	9.8%
Apple, Inc.	9.4%
Broadcom, Inc.	7.7%
Microsoft Corp.	7.2%
Meta Platforms, Inc., "A"	5.0%
Shopify, Inc.	4.0%
Advanced Micro Devices	3.2%
Lam Research Corp.	3.2%
Applied Materials, Inc.	2.8%
Top five industries
Electronics	36.8%
Computer Software - Systems	23.8%
Computer Software	19.7%
Interactive Media Services	14.9%
Business Services	2.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 8.6%
Boeing Co. (a)	5,803,876	$1,320,555,906
General Dynamics Corp.	3,215,481	1,148,087,491
Northrop Grumman Corp.	1,067,880	773,550,915
RTX Corp.	7,712,489	1,562,704,521
		$4,804,898,833
Alcoholic Beverages – 0.3%
Diageo PLC	6,705,331	$150,230,890
Brokerage & Asset Managers – 7.1%
Ares Management Co.	1,835,862	$205,634,902
Blackrock, Inc.	758,464	806,421,679
Citigroup, Inc.	9,067,393	999,136,035
KKR & Co., Inc.	7,045,893	617,783,898
LPL Financial Holdings, Inc.	1,122,714	337,240,831
NASDAQ, Inc.	11,630,346	1,018,585,703
		$3,984,803,048
Business Services – 2.5%
Accenture PLC, “A”	3,709,384	$774,222,629
Equifax, Inc.	2,966,145	619,805,659
		$1,394,028,288
Computer Software – 1.0%
Microsoft Corp.	702,729	$275,989,787
Salesforce, Inc.	1,489,863	290,210,414
		$566,200,201
Conglomerates – 1.4%
Honeywell International, Inc.	3,197,017	$778,761,371
Construction – 1.5%
CRH PLC	3,735,053	$448,131,659
Otis Worldwide Corp.	1,643,371	152,110,420
Sherwin-Williams Co.	639,568	231,900,961
		$832,143,040
Consumer Products – 1.8%
Kenvue, Inc.	7,679,419	$146,830,491
Kimberly-Clark Corp.	4,128,645	460,096,199
Reckitt Benckiser Group PLC	4,509,294	395,731,215
		$1,002,657,905
Electrical Equipment – 1.6%
Eaton Corp. PLC	1,584,722	$595,728,694
W.W. Grainger, Inc.	270,293	309,412,506
		$905,141,200
EIFFS-SEM
1

MFS Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.9%
Analog Devices, Inc.	3,629,527	$1,291,349,411
KLA Corp.	711,981	1,085,450,634
NXP Semiconductors N.V.	3,618,103	821,345,562
Texas Instruments, Inc.	3,257,225	690,889,995
		$3,889,035,602
Energy - Independent – 2.6%
ConocoPhillips	9,279,302	$1,052,829,605
EOG Resources, Inc.	3,234,178	401,296,806
		$1,454,126,411
Energy - Integrated – 3.9%
Chevron Corp.	4,473,138	$835,403,253
Exxon Mobil Corp.	8,893,624	1,356,277,660
		$2,191,680,913
Food & Beverages – 2.5%
Coca-Cola Europacific Partners PLC	3,076,079	$339,691,404
Nestle S.A.	3,408,707	372,326,480
PepsiCo, Inc.	3,964,011	672,851,227
		$1,384,869,111
Gaming & Lodging – 1.7%
Marriott International, Inc., “A”	2,724,378	$931,001,694
Health Maintenance Organizations – 4.3%
Cigna Group	5,600,130	$1,623,029,676
Elevance Health, Inc.	1,513,108	484,194,560
Humana, Inc.	1,685,553	321,165,269
		$2,428,389,505
Insurance – 10.1%
Aon PLC	2,619,427	$878,739,176
Chubb Ltd.	3,027,669	1,032,011,255
Marsh & McLennan Cos., Inc.	5,308,032	991,221,896
Progressive Corp.	7,896,352	1,687,134,568
Travelers Cos., Inc.	3,477,004	1,073,142,515
		$5,662,249,410
Machinery & Tools – 3.6%
Caterpillar, Inc.	604,447	$449,001,365
Illinois Tool Works, Inc.	2,182,122	634,190,117
PACCAR, Inc.	5,886,745	742,259,677
Trane Technologies PLC	371,181	171,604,400
		$1,997,055,559
Major Banks – 9.4%
JPMorgan Chase & Co.	7,926,039	$2,380,189,512
Morgan Stanley	7,142,122	1,189,234,734
PNC Financial Services Group, Inc.	4,583,249	973,252,925
Wells Fargo & Co.	9,116,690	742,554,400
		$5,285,231,571
2

MFS Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.4%
McKesson Corp.	1,946,120	$1,921,540,504
Medical Equipment – 1.7%
Abbott Laboratories	7,174,314	$834,731,434
Medline, Inc., “A” (a)	2,051,182	97,451,657
		$932,183,091
Other Banks & Diversified Financials – 1.9%
American Express Co.	3,362,780	$1,038,762,742
Pharmaceuticals – 5.3%
AbbVie, Inc.	3,555,484	$825,156,727
Johnson & Johnson	6,768,243	1,681,434,608
Pfizer, Inc.	16,296,530	450,599,055
		$2,957,190,390
Railroad & Shipping – 1.8%
Union Pacific Corp.	3,833,404	$1,015,775,392
Real Estate - Storage – 2.2%
Prologis, Inc., REIT	7,635,176	$1,088,547,042
Public Storage, Inc., REIT	543,319	166,831,532
		$1,255,378,574
Specialty Stores – 1.9%
Lowe's Cos., Inc.	4,094,338	$1,083,239,005
Tobacco – 0.9%
Philip Morris International, Inc.	2,567,693	$479,722,083
Utilities - Electric Power – 9.3%
American Electric Power Co., Inc.	2,185,610	$292,478,330
Dominion Energy, Inc.	15,695,183	990,993,855
Duke Energy Corp.	8,680,979	1,135,906,102
NextEra Energy, Inc.	4,737,027	444,191,022
PG&E Corp.	38,281,889	727,355,891
Southern Co.	8,459,789	823,814,253
Xcel Energy, Inc.	9,334,514	778,125,087
		$5,192,864,540
Total Common Stocks (Identified Cost, $26,802,157,187)		$55,519,160,873
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $392,606,828)	392,567,571	$392,606,828
Other Assets, Less Liabilities – 0.1%		52,221,761
Net Assets – 100.0%		$55,963,989,462
3

MFS Value Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $392,606,828 and
$55,519,160,873, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $26,802,157,187)	$55,519,160,873
Investments in affiliated issuers, at value (identified cost, $392,606,828)	392,606,828
Foreign currency, at value (identified cost, $60)	60
Receivables for
Investments sold	8,206,360
Fund shares sold	32,920,524
Interest and dividends	122,951,683
Other assets	131,737
Total assets	$56,075,978,065
Liabilities
Payables for
Fund shares reacquired	$98,860,270
Payable to affiliates
Investment adviser	1,964,961
Administrative services fee	4,794
Shareholder servicing costs	9,496,726
Distribution and service fees	249,401
Payable for independent Trustees' compensation	45,493
Accrued expenses and other liabilities	1,366,958
Total liabilities	$111,988,603
Net assets	$55,963,989,462
Net assets consist of
Paid-in capital	$24,946,504,189
Total distributable earnings (loss)	31,017,485,273
Net assets	$55,963,989,462
Shares of beneficial interest outstanding	1,051,944,854

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,208,856,526	154,805,025	$53.03
Class B	4,755,371	89,725	53.00
Class C	311,544,799	5,966,736	52.21
Class I	25,096,607,907	469,217,390	53.49
Class R1	10,618,806	206,191	51.50
Class R2	219,465,446	4,202,299	52.23
Class R3	2,206,208,929	41,863,684	52.70
Class R4	1,065,438,418	20,095,660	53.02
Class R6	18,840,493,260	355,498,144	53.00

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $56.27 [100 / 94.25 x $53.03]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$704,213,710
Dividends from affiliated issuers	4,903,303
Other	262,438
Income on securities loaned	16,978
Interest	71
Foreign taxes withheld	(1,524,234)
Total investment income	$707,872,266
Expenses
Management fee	$121,800,276
Distribution and service fees	14,942,556
Shareholder servicing costs	20,254,962
Administrative services fee	275,634
Independent Trustees' compensation	96,824
Custodian fee	226,173
Shareholder communications	898,632
Audit and tax fees	38,404
Legal fees	154,516
Miscellaneous	557,174
Total expenses	$159,245,151
Reduction of expenses by investment adviser and distributor	(3,768,165)
Net expenses	$155,476,986
Net investment income (loss)	$552,395,280
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,672,873,885
Affiliated issuers	16,156
Foreign currency	112,665
Net realized gain (loss)	$2,673,002,706
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,612,952,834
Affiliated issuers	(16,221)
Translation of assets and liabilities in foreign currencies	738,424
Net unrealized gain (loss)	$1,613,675,037
Net realized and unrealized gain (loss)	$4,286,677,743
Change in net assets from operations	$4,839,073,023
See Notes to Financial Statements
6

MFS Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$552,395,280	$975,630,928
Net realized gain (loss)	2,673,002,706	4,892,064,331
Net unrealized gain (loss)	1,613,675,037	(2,439,963,561)
Change in net assets from operations	$4,839,073,023	$3,427,731,698
Total distributions to shareholders	$(4,456,918,600)	$(5,019,446,929)
Change in net assets from fund share transactions	$(1,237,934,799)	$(3,216,502,089)
Total change in net assets	$(855,780,376)	$(4,808,217,320)
Net assets
At beginning of period	56,819,769,838	61,627,987,158
At end of period	$55,963,989,462	$56,819,769,838
See Notes to Financial Statements
7

MFS Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.79	$54.21	$48.21	$48.43	$53.60	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.75	$0.77	$0.80	$0.70	$0.59
Net realized and unrealized gain (loss)	4.03	2.26	9.17	2.43	(4.12)	12.77
Total from investment operations	$4.49	$3.01	$9.94	$3.23	$(3.42)	$13.36
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.80)	$(0.78)	$(0.76)	$(0.69)	$(0.60)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.25)	$(4.43)	$(3.94)	$(3.45)	$(1.75)	$(1.07)
Net asset value, end of period (x)	$53.03	$52.79	$54.21	$48.21	$48.43	$53.60
Total return (%) (r)(s)(t)(x)	8.97 (n)	6.16	21.94	6.90	(6.59)	32.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81 (a)	0.80	0.81	0.80	0.81	0.80
Expenses after expense reductions	0.79 (a)	0.79	0.79	0.79	0.79	0.79
Net investment income (loss)	1.77 (a)	1.47	1.57	1.67	1.36	1.25
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$8,208,857	$8,060,203	$8,390,206	$7,661,572	$7,741,830	$8,523,158

See Notes to Financial Statements
8

MFS Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.72	$54.06	$48.04	$48.25	$53.38	$41.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.36	$0.40	$0.44	$0.30	$0.23
Net realized and unrealized gain (loss)	4.04	2.27	9.16	2.42	(4.08)	12.74
Total from investment operations	$4.29	$2.63	$9.56	$2.86	$(3.78)	$12.97
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.34)	$(0.38)	$(0.38)	$(0.29)	$(0.24)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.01)	$(3.97)	$(3.54)	$(3.07)	$(1.35)	$(0.71)
Net asset value, end of period (x)	$53.00	$52.72	$54.06	$48.04	$48.25	$53.38
Total return (%) (r)(s)(t)(x)	8.56 (n)	5.37	21.04	6.07	(7.29)	31.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56 (a)	1.55	1.56	1.55	1.56	1.55
Expenses after expense reductions	1.54 (a)	1.54	1.54	1.54	1.54	1.54
Net investment income (loss)	0.98 (a)	0.70	0.82	0.92	0.59	0.50
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$4,755	$7,094	$16,737	$26,011	$35,955	$52,833

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.02	$53.46	$47.58	$47.82	$52.94	$40.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.36	$0.39	$0.43	$0.30	$0.23
Net realized and unrealized gain (loss)	3.96	2.24	9.05	2.42	(4.05)	12.63
Total from investment operations	$4.22	$2.60	$9.44	$2.85	$(3.75)	$12.86
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.41)	$(0.40)	$(0.40)	$(0.31)	$(0.25)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.03)	$(4.04)	$(3.56)	$(3.09)	$(1.37)	$(0.72)
Net asset value, end of period (x)	$52.21	$52.02	$53.46	$47.58	$47.82	$52.94
Total return (%) (r)(s)(t)(x)	8.55 (n)	5.38	21.02	6.11	(7.29)	31.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56 (a)	1.55	1.56	1.55	1.56	1.55
Expenses after expense reductions	1.54 (a)	1.54	1.54	1.54	1.54	1.54
Net investment income (loss)	1.01 (a)	0.71	0.82	0.92	0.60	0.50
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$311,545	$338,681	$428,174	$476,461	$562,575	$686,442

See Notes to Financial Statements
9

MFS Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$53.22	$54.61	$48.54	$48.75	$53.94	$41.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.88	$0.90	$0.93	$0.83	$0.71
Net realized and unrealized gain (loss)	4.06	2.29	9.24	2.44	(4.14)	12.85
Total from investment operations	$4.59	$3.17	$10.14	$3.37	$(3.31)	$13.56
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.93)	$(0.91)	$(0.89)	$(0.82)	$(0.71)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.32)	$(4.56)	$(4.07)	$(3.58)	$(1.88)	$(1.18)
Net asset value, end of period (x)	$53.49	$53.22	$54.61	$48.54	$48.75	$53.94
Total return (%) (r)(s)(t)(x)	9.10 (n)	6.44	22.24	7.15	(6.36)	33.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56 (a)	0.55	0.56	0.55	0.56	0.55
Expenses after expense reductions	0.55 (a)	0.54	0.54	0.54	0.54	0.54
Net investment income (loss)	2.02 (a)	1.72	1.82	1.93	1.60	1.50
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$25,096,608	$25,188,301	$26,486,371	$24,247,677	$24,634,555	$27,444,959

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$51.38	$52.87	$47.10	$47.39	$52.47	$40.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.36	$0.39	$0.43	$0.30	$0.23
Net realized and unrealized gain (loss)	3.91	2.21	8.96	2.38	(4.01)	12.52
Total from investment operations	$4.17	$2.57	$9.35	$2.81	$(3.71)	$12.75
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.43)	$(0.42)	$(0.41)	$(0.31)	$(0.26)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.05)	$(4.06)	$(3.58)	$(3.10)	$(1.37)	$(0.73)
Net asset value, end of period (x)	$51.50	$51.38	$52.87	$47.10	$47.39	$52.47
Total return (%) (r)(s)(t)(x)	8.55 (n)	5.39	21.04	6.08	(7.28)	31.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.56 (a)	1.55	1.56	1.55	1.56	1.55
Expenses after expense reductions	1.54 (a)	1.54	1.54	1.54	1.54	1.54
Net investment income (loss)	1.03 (a)	0.71	0.82	0.92	0.60	0.50
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$10,619	$10,113	$10,493	$13,878	$16,339	$20,580

See Notes to Financial Statements
10

MFS Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.05	$53.50	$47.62	$47.88	$53.01	$40.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.61	$0.64	$0.67	$0.56	$0.46
Net realized and unrealized gain (loss)	3.96	2.24	9.06	2.41	(4.07)	12.64
Total from investment operations	$4.35	$2.85	$9.70	$3.08	$(3.51)	$13.10
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.67)	$(0.66)	$(0.65)	$(0.56)	$(0.48)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.17)	$(4.30)	$(3.82)	$(3.34)	$(1.62)	$(0.95)
Net asset value, end of period (x)	$52.23	$52.05	$53.50	$47.62	$47.88	$53.01
Total return (%) (r)(s)(t)(x)	8.83 (n)	5.91	21.65	6.62	(6.83)	32.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.06 (a)	1.05	1.06	1.05	1.06	1.05
Expenses after expense reductions	1.04 (a)	1.04	1.04	1.04	1.04	1.04
Net investment income (loss)	1.52 (a)	1.21	1.32	1.42	1.10	1.00
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$219,465	$234,786	$277,810	$298,178	$323,438	$409,939

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.49	$53.92	$47.97	$48.22	$53.37	$41.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.75	$0.77	$0.80	$0.69	$0.59
Net realized and unrealized gain (loss)	4.00	2.25	9.12	2.41	(4.08)	12.71
Total from investment operations	$4.45	$3.00	$9.89	$3.21	$(3.39)	$13.30
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.80)	$(0.78)	$(0.77)	$(0.70)	$(0.60)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.24)	$(4.43)	$(3.94)	$(3.46)	$(1.76)	$(1.07)
Net asset value, end of period (x)	$52.70	$52.49	$53.92	$47.97	$48.22	$53.37
Total return (%) (r)(s)(t)(x)	8.96 (n)	6.17	21.95	6.87	(6.58)	32.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81 (a)	0.80	0.81	0.80	0.81	0.80
Expenses after expense reductions	0.79 (a)	0.79	0.79	0.79	0.79	0.79
Net investment income (loss)	1.77 (a)	1.47	1.57	1.67	1.35	1.25
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$2,206,209	$2,336,956	$2,747,116	$2,553,121	$2,479,059	$2,774,355

See Notes to Financial Statements
11

MFS Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.79	$54.20	$48.21	$48.44	$53.61	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.52	$0.88	$0.89	$0.92	$0.82	$0.70
Net realized and unrealized gain (loss)	4.02	2.27	9.17	2.43	(4.11)	12.78
Total from investment operations	$4.54	$3.15	$10.06	$3.35	$(3.29)	$13.48
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.93)	$(0.91)	$(0.89)	$(0.82)	$(0.71)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.31)	$(4.56)	$(4.07)	$(3.58)	$(1.88)	$(1.18)
Net asset value, end of period (x)	$53.02	$52.79	$54.20	$48.21	$48.44	$53.61
Total return (%) (r)(s)(t)(x)	9.10 (n)	6.45	22.23	7.16	(6.36)	33.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56 (a)	0.55	0.56	0.55	0.56	0.55
Expenses after expense reductions	0.55 (a)	0.54	0.54	0.54	0.54	0.54
Net investment income (loss)	2.02 (a)	1.71	1.82	1.92	1.59	1.50
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$1,065,438	$1,293,821	$1,711,590	$1,803,820	$1,936,377	$2,625,508

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$52.77	$54.19	$48.20	$48.43	$53.60	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.55	$0.93	$0.94	$0.97	$0.88	$0.76
Net realized and unrealized gain (loss)	4.02	2.27	9.17	2.43	(4.11)	12.76
Total from investment operations	$4.57	$3.20	$10.11	$3.40	$(3.23)	$13.52
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.99)	$(0.96)	$(0.94)	$(0.88)	$(0.76)
From net realized gain	(3.87)	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)
Total distributions declared to shareholders	$(4.34)	$(4.62)	$(4.12)	$(3.63)	$(1.94)	$(1.23)
Net asset value, end of period (x)	$53.00	$52.77	$54.19	$48.20	$48.43	$53.60
Total return (%) (r)(s)(t)(x)	9.17 (n)	6.55	22.36	7.28	(6.26)	33.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45 (a)	0.45	0.45	0.45	0.44	0.45
Expenses after expense reductions	0.44 (a)	0.44	0.44	0.44	0.43	0.44
Net investment income (loss)	2.12 (a)	1.82	1.92	2.03	1.72	1.60
Portfolio turnover rate	7 (n)	10	13	12	12	8
Net assets at end of period (000 omitted)	$18,840,493	$19,349,814	$21,559,490	$20,015,706	$20,671,878	$22,910,207

See Notes to Financial Statements
12

MFS Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS Value Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after
14

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,519,160,873	$—	$—	$55,519,160,873
Investment Companies	392,606,828	—	—	392,606,828
Total	$55,911,767,701	$—	$—	$55,911,767,701
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
15

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$1,089,961,256
Long-term capital gains	3,929,485,673
Total distributions	$5,019,446,929
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$27,346,876,529
Gross appreciation	29,114,408,652
Gross depreciation	(549,517,480)
Net unrealized appreciation (depreciation)	$28,564,891,172
As of 8/31/25
Undistributed ordinary income	131,352,612
Undistributed long-term capital gain	3,542,313,827
Post-October capital loss deferral	(1,627,376)
Other temporary differences	1,728,678
Net unrealized appreciation (depreciation)	26,961,563,109
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share
16

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$629,838,550	$673,361,438
Class B	437,937	980,516
Class C	24,620,508	30,210,581
Class I	1,968,866,666	2,165,831,858
Class R1	801,082	797,941
Class R2	17,604,287	20,694,299
Class R3	182,168,825	214,498,005
Class R4	96,614,500	134,340,844
Class R6	1,535,966,245	1,778,731,447
Total	$4,456,918,600	$5,019,446,929
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $3,765,847, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.43% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $210,380 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$9,880,070
Class B	0.75%	0.25%	1.00%	1.00%	29,591
Class C	0.75%	0.25%	1.00%	1.00%	1,600,789
Class R1	0.75%	0.25%	1.00%	1.00%	50,980
Class R2	0.25%	0.25%	0.50%	0.50%	560,570
Class R3	—	0.25%	0.25%	0.25%	2,820,556
Total Distribution and Service Fees					$14,942,556
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $2,185, $8, $54, and $71 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$27,842
Class B	—
Class C	10,176
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $545,187, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,709,775.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0010% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On September 25, 2024, MFS redeemed 1 share of Class R4 for an aggregate amount of $41.
During the six months ended February 28, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $64,985,845 and $1,183,417, respectively. The sales transactions resulted in net realized gains (losses) of $(393,652).
18

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $262,438, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $3,893,402,146 and $8,938,697,562, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,595,735	$391,340,001	14,966,766	$758,930,033
Class B	34	1,810	758	38,039
Class C	361,502	18,418,780	829,824	41,616,025
Class I	32,126,240	1,675,280,681	74,868,813	3,838,035,868
Class R1	8,843	447,168	24,412	1,217,099
Class R2	204,032	10,442,153	528,664	26,483,004
Class R3	2,116,546	109,581,150	6,841,322	349,081,273
Class R4	1,015,936	52,676,932	2,703,392	137,632,554
Class R6	24,688,084	1,283,587,496	47,059,369	2,412,274,720
	68,116,952	$3,541,776,171	147,823,320	$7,565,308,615
Shares issued to shareholders in reinvestment of distributions
Class A	10,209,343	$512,843,049	11,092,094	$551,314,007
Class B	8,717	437,937	19,753	978,701
Class C	430,031	21,286,683	519,599	25,435,682
Class I	31,426,135	1,591,669,915	35,375,738	1,772,611,359
Class R1	16,408	801,082	16,497	797,941
Class R2	354,415	17,540,635	420,633	20,614,834
Class R3	3,649,008	182,168,825	4,339,871	214,490,284
Class R4	1,842,846	92,524,747	2,620,533	130,259,072
Class R6	28,078,957	1,409,064,369	32,779,950	1,628,870,040
	76,015,860	$3,828,337,242	87,184,668	$4,345,371,920
Shares reacquired
Class A	(15,679,578)	$(812,420,609)	(28,165,198)	$(1,434,285,103)
Class B	(53,592)	(2,775,634)	(195,553)	(9,973,733)
Class C	(1,335,147)	(68,279,115)	(2,848,354)	(143,266,176)
Class I	(67,627,529)	(3,545,235,728)	(121,969,339)	(6,266,545,462)
Class R1	(15,900)	(800,528)	(42,546)	(2,101,657)
Class R2	(867,127)	(44,508,068)	(1,631,309)	(82,365,242)
Class R3	(8,423,413)	(435,351,496)	(17,607,324)	(896,000,471)
Class R4	(7,272,109)	(376,346,744)	(12,391,727)	(633,689,759)
Class R6	(63,928,678)	(3,322,330,290)	(111,007,254)	(5,658,955,021)
	(165,203,073)	$(8,608,048,212)	(295,858,604)	$(15,127,182,624)
19

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	2,125,500	$91,762,441	(2,106,338)	$(124,041,063)
Class B	(44,841)	(2,335,887)	(175,042)	(8,956,993)
Class C	(543,614)	(28,573,652)	(1,498,931)	(76,214,469)
Class I	(4,075,154)	(278,285,132)	(11,724,788)	(655,898,235)
Class R1	9,351	447,722	(1,637)	(86,617)
Class R2	(308,680)	(16,525,280)	(682,012)	(35,267,404)
Class R3	(2,657,859)	(143,601,521)	(6,426,131)	(332,428,914)
Class R4	(4,413,327)	(231,145,065)	(7,067,802)	(365,798,133)
Class R6	(11,161,637)	(629,678,425)	(31,167,935)	(1,617,810,261)
	(21,070,261)	$(1,237,934,799)	(60,850,616)	$(3,216,502,089)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $131,791 and $6,163, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$410,427,525	$4,156,764,860	$4,174,585,492	$16,156	$(16,221)	$392,606,828

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,903,303	$—
20

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
(8) Redemptions In-Kind
On February 6, 2026, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $57,926,164. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $34,754,874 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Low Volatility Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Global Equity Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 3.4%
General Dynamics Corp.	13,540	$4,834,457
Leidos Holdings, Inc.	8,482	1,485,198
Singapore Technologies Engineering Ltd.	282,400	2,225,890
Teledyne Technologies, Inc. (a)	3,115	2,121,626
		$10,667,171
Alcoholic Beverages – 0.6%
Kirin Holdings Co. Ltd.	103,300	$1,790,626
Automotive – 0.8%
USS Co. Ltd.	198,300	$2,415,815
Brokerage & Asset Managers – 0.6%
IG Group Holdings PLC	107,788	$1,889,840
Business Services – 6.0%
Accenture PLC, “A”	9,319	$1,945,062
Amano Corp.	118,300	3,105,124
CGI, Inc.	27,052	1,984,535
Compass Group PLC	81,506	2,502,192
OBIC Co. Ltd.	51,200	1,377,005
Otsuka Corp.	185,100	3,732,462
Scout24 AG	32,032	2,734,591
TIS, Inc.	58,800	1,213,916
		$18,594,887
Computer Software – 4.2%
Check Point Software Technologies Ltd. (a)	6,137	$933,253
Constellation Software, Inc.	1,638	3,026,899
Intuit, Inc.	2,687	1,099,064
Microsoft Corp.	16,037	6,298,371
Tyler Technologies, Inc. (a)	4,490	1,592,558
		$12,950,145
Computer Software - Systems – 2.6%
Apple, Inc.	4,781	$1,263,044
Hitachi Ltd.	41,000	1,372,049
SS&C Technologies Holdings, Inc.	21,814	1,642,376
Venture Corp. Ltd.	312,700	3,863,943
		$8,141,412
Construction – 0.4%
AvalonBay Communities, Inc., REIT	7,186	$1,273,575
LVOFS-SEM
1

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.5%
Colgate-Palmolive Co.	80,516	$7,982,357
Kimberly-Clark Corp.	20,155	2,246,073
Procter & Gamble Co.	21,916	3,664,355
		$13,892,785
Consumer Services – 0.3%
Booking Holdings, Inc.	217	$919,939
Containers – 0.8%
Viscofan S.A.	34,350	$2,406,866
Electrical Equipment – 1.1%
TE Connectivity PLC	15,118	$3,479,408
Electronics – 4.3%
Analog Devices, Inc.	20,423	$7,266,299
KLA Corp.	1,117	1,702,923
NXP Semiconductors N.V.	8,811	2,000,185
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,173	2,312,282
		$13,281,689
Energy - Integrated – 0.9%
Aker BP ASA	47,569	$1,431,828
TotalEnergies SE	17,770	1,412,680
		$2,844,508
Food & Beverages – 4.4%
Arca Continental S.A.B. de C.V.	159,504	$1,919,753
General Mills, Inc.	48,384	2,188,408
Gruma S.A.B. de C.V.	95,633	1,714,420
Mondelez International, Inc.	25,423	1,565,548
Orion Corp.	37,560	3,483,145
PepsiCo, Inc.	16,743	2,841,957
		$13,713,231
Food & Drug Stores – 0.9%
Tesco PLC	440,633	$2,853,896
Forest & Paper Products – 1.2%
Suzano S.A.	319,400	$3,613,615
General Merchandise – 1.2%
Dollarama, Inc.	26,059	$3,836,493
Health Maintenance Organizations – 0.9%
Cigna Group	9,466	$2,743,436
Insurance – 4.2%
Ameriprise Financial, Inc.	3,427	$1,611,101
Chubb Ltd.	8,128	2,770,510
Everest Group Ltd.	10,803	3,624,299
Hartford Insurance Group, Inc.	9,877	1,390,978
2

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
MetLife, Inc.	29,375	$2,117,056
Sampo OYJ, “A”	126,366	1,401,761
		$12,915,705
Interactive Media Services – 2.6%
Alphabet, Inc., “A”	21,259	$6,627,706
NAVER Corp.	8,798	1,556,546
		$8,184,252
Machinery & Tools – 0.9%
Roper Technologies, Inc.	7,959	$2,783,501
Major Banks – 4.7%
DBS Group Holdings Ltd.	135,740	$6,129,709
Goldman Sachs Group, Inc.	1,571	1,350,385
JPMorgan Chase & Co.	17,418	5,230,625
Royal Bank of Canada	11,170	1,867,959
		$14,578,678
Medical & Health Technology & Services – 5.4%
Encompass Health Corp.	22,036	$2,377,244
McKesson Corp.	11,705	11,557,166
Ventas, Inc., REIT	30,983	2,669,495
		$16,603,905
Medical Equipment – 2.1%
Becton, Dickinson and Co.	10,705	$1,889,219
Fisher & Paykel Healthcare Corp. Ltd.	62,563	1,534,913
Medtronic PLC	15,408	1,504,745
STERIS PLC	4,618	1,165,352
Waters Corp. (a)	1,448	462,462
		$6,556,691
Natural Gas - Distribution – 1.4%
Atmos Energy Corp.	8,369	$1,563,246
Italgas S.p.A.	209,874	2,712,979
		$4,276,225
Natural Gas - Pipeline – 0.6%
Enbridge, Inc.	35,467	$1,884,310
Network & Telecom – 1.6%
Motorola Solutions, Inc.	10,040	$4,841,890
Other Banks & Diversified Financials – 2.5%
American Express Co.	4,610	$1,424,029
Banco de Oro Unibank, Inc.	1,501,179	3,574,298
Mastercard, Inc., “A”	3,076	1,590,938
Visa, Inc., “A”	3,888	1,244,704
		$7,833,969
3

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 8.7%
AbbVie, Inc.	5,777	$1,340,726
Johnson & Johnson	37,976	9,434,378
Merck & Co., Inc.	23,283	2,882,901
Pfizer, Inc.	50,248	1,389,357
Roche Holding AG	20,801	9,929,072
Vertex Pharmaceuticals, Inc. (a)	3,756	1,866,094
		$26,842,528
Pollution Control – 1.0%
Republic Services, Inc.	13,408	$3,070,432
Precious Metals & Minerals – 2.8%
Franco-Nevada Corp.	30,785	$8,604,137
Railroad & Shipping – 2.1%
International Container Terminal Services, Inc.	201,090	$2,503,817
Sankyu, Inc.	41,400	2,662,972
West Japan Railway Co.	67,300	1,445,421
		$6,612,210
Real Estate – 2.3%
NNN REIT, Inc.	60,251	$2,730,575
Regency Centers Corp., REIT	22,618	1,786,822
W.P. Carey, Inc., REIT	34,333	2,562,959
		$7,080,356
Restaurants – 0.9%
Jollibee Foods Corp.	790,810	$2,934,767
Specialty Chemicals – 0.5%
RPM International, Inc.	13,365	$1,525,214
Specialty Stores – 2.0%
AutoZone, Inc. (a)	358	$1,344,498
O'Reilly Automotive, Inc. (a)	17,777	1,668,905
TJX Cos., Inc.	20,160	3,259,065
		$6,272,468
Telecom Services – 5.7%
Advanced Info Service Public Co. Ltd.	155,200	$1,897,250
KDDI Corp.	226,100	3,867,148
Koninklijke KPN N.V.	1,400,968	7,947,498
Orange S.A.	111,396	2,394,268
Quebecor, Inc., “B”	40,511	1,675,324
		$17,781,488
Tobacco – 0.8%
British American Tobacco PLC	40,200	$2,513,746
4

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.3%
Ameren Corp.	23,146	$2,621,979
CLP Holdings Ltd.	641,500	6,084,222
Duke Energy Corp.	18,599	2,433,679
Evergy, Inc.	25,445	2,128,729
Xcel Energy, Inc.	37,667	3,139,921
		$16,408,530
Utilities - Water – 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo	64,073	$1,923,377
Total Common Stocks (Identified Cost, $212,612,462)		$303,337,716
Preferred Stocks – 1.5%
Computer Software - Systems – 1.5%
Samsung Electronics Co. Ltd. (Identified Cost, $1,823,721)	46,659	$4,664,278

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,938	$0

Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $1,446,899)	1,446,754	$1,446,899
Other Assets, Less Liabilities – 0.3%		797,539
Net Assets – 100.0%		$310,246,432

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,446,899 and
$308,001,994, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Low Volatility Global Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $214,436,183)	$308,001,994
Investments in affiliated issuers, at value (identified cost, $1,446,899)	1,446,899
Cash	9
Foreign currency, at value (identified cost, $24)	24
Receivables for
Fund shares sold	242,528
Interest and dividends	830,709
Other assets	60,165
Total assets	$310,582,328
Liabilities
Payables for
Fund shares reacquired	$101,461
Payable to affiliates
Investment adviser	6,075
Administrative services fee	431
Shareholder servicing costs	28,781
Distribution and service fees	1,183
Payable for independent Trustees' compensation	1,324
Deferred foreign capital gains tax expense payable	120,514
Payable for audit and tax fees	37,144
Accrued expenses and other liabilities	38,983
Total liabilities	$335,896
Net assets	$310,246,432
Net assets consist of
Paid-in capital	$207,599,442
Total distributable earnings (loss)	102,646,990
Net assets	$310,246,432
Shares of beneficial interest outstanding	16,684,018

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$39,319,886	2,113,771	$18.60
Class B	162,150	8,799	18.43
Class C	4,045,463	220,403	18.35
Class I	114,898,204	6,173,595	18.61
Class R1	214,502	11,600	18.49
Class R2	251,737	13,510	18.63
Class R3	141,732	7,604	18.64
Class R4	138,638	7,447	18.62
Class R6	151,074,120	8,127,289	18.59

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.73 [100 / 94.25 x $18.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Low Volatility Global Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,067,791
Dividends from affiliated issuers	30,182
Other	8,796
Income on securities loaned	2,884
Interest	1,002
Foreign taxes withheld	(124,266)
Total investment income	$2,986,389
Expenses
Management fee	$808,834
Distribution and service fees	69,491
Shareholder servicing costs	75,486
Administrative services fee	24,358
Independent Trustees' compensation	3,945
Custodian fee	35,835
Shareholder communications	9,589
Audit and tax fees	37,610
Legal fees	771
Registration fees	65,441
Miscellaneous	21,869
Total expenses	$1,153,229
Reduction of expenses by investment adviser and distributor	(51,754)
Net expenses	$1,101,475
Net investment income (loss)	$1,884,914
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $77,458 foreign capital gains tax)	$19,697,342
Affiliated issuers	39
Foreign currency	(53,255)
Net realized gain (loss)	$19,644,126
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $9,440 decrease in deferred foreign capital gains tax)	$10,337,305
Affiliated issuers	(42)
Translation of assets and liabilities in foreign currencies	13,861
Net unrealized gain (loss)	$10,351,124
Net realized and unrealized gain (loss)	$29,995,250
Change in net assets from operations	$31,880,164
See Notes to Financial Statements
7

MFS Low Volatility Global Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$1,884,914	$4,619,732
Net realized gain (loss)	19,644,126	21,674,552
Net unrealized gain (loss)	10,351,124	(2,993,361)
Change in net assets from operations	$31,880,164	$23,300,923
Total distributions to shareholders	$(27,546,433)	$(20,401,101)
Change in net assets from fund share transactions	$3,205,908	$21,302,067
Total change in net assets	$7,539,639	$24,201,889
Net assets
At beginning of period	302,706,793	278,504,904
At end of period	$310,246,432	$302,706,793
See Notes to Financial Statements
8

MFS Low Volatility Global Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.44	$18.34	$15.08	$14.14	$17.04	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.25	$0.22	$0.22	$0.19	$0.17
Net realized and unrealized gain (loss)	1.81	1.15	3.31	1.25	(1.64)	2.90
Total from investment operations	$1.90	$1.40	$3.53	$1.47	$(1.45)	$3.07
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.30)	$(0.20)	$(0.19)	$(0.16)	$(0.21)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.74)	$(1.30)	$(0.27)	$(0.53)	$(1.45)	$(0.21)
Net asset value, end of period (x)	$18.60	$18.44	$18.34	$15.08	$14.14	$17.04
Total return (%) (r)(s)(t)(x)	11.03 (n)	8.25	23.65	10.67	(9.35)	21.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03 (a)	1.02	1.07	1.03	1.05	1.04
Expenses after expense reductions	0.99 (a)	0.99	1.01	0.99	0.99	0.99
Net investment income (loss)	1.03 (a)	1.43	1.38	1.50	1.23	1.14
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$39,320	$37,930	$36,129	$33,745	$25,531	$25,815

See Notes to Financial Statements
9

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.27	$18.18	$14.94	$14.00	$16.90	$14.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.12	$0.10	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	1.79	1.13	3.28	1.24	(1.62)	2.86
Total from investment operations	$1.82	$1.25	$3.38	$1.35	$(1.55)	$2.92
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.16)	$(0.07)	$(0.07)	$(0.06)	$(0.10)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.66)	$(1.16)	$(0.14)	$(0.41)	$(1.35)	$(0.10)
Net asset value, end of period (x)	$18.43	$18.27	$18.18	$14.94	$14.00	$16.90
Total return (%) (r)(s)(t)(x)	10.66 (n)	7.41	22.73	9.90	(10.03)	20.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.77 (a)	1.78	1.82	1.78	1.80	1.78
Expenses after expense reductions	1.74 (a)	1.74	1.76	1.74	1.74	1.74
Net investment income (loss)	0.30 (a)	0.67	0.63	0.75	0.48	0.40
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$162	$183	$229	$361	$438	$475

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.21	$18.13	$14.91	$13.98	$16.88	$14.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.12	$0.10	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	1.77	1.13	3.27	1.24	(1.62)	2.88
Total from investment operations	$1.80	$1.25	$3.37	$1.35	$(1.55)	$2.94
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.17)	$(0.08)	$(0.08)	$(0.06)	$(0.11)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.66)	$(1.17)	$(0.15)	$(0.42)	$(1.35)	$(0.11)
Net asset value, end of period (x)	$18.35	$18.21	$18.13	$14.91	$13.98	$16.88
Total return (%) (r)(s)(t)(x)	10.60 (n)	7.43	22.73	9.89	(10.04)	21.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78 (a)	1.78	1.82	1.78	1.80	1.79
Expenses after expense reductions	1.74 (a)	1.74	1.76	1.74	1.74	1.74
Net investment income (loss)	0.28 (a)	0.70	0.62	0.74	0.49	0.39
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$4,045	$3,939	$3,902	$3,405	$3,001	$3,133

See Notes to Financial Statements
10

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.45	$18.35	$15.09	$14.14	$17.05	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.30	$0.27	$0.26	$0.24	$0.21
Net realized and unrealized gain (loss)	1.80	1.15	3.30	1.25	(1.66)	2.90
Total from investment operations	$1.92	$1.45	$3.57	$1.51	$(1.42)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.35)	$(0.24)	$(0.22)	$(0.20)	$(0.24)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.76)	$(1.35)	$(0.31)	$(0.56)	$(1.49)	$(0.24)
Net asset value, end of period (x)	$18.61	$18.45	$18.35	$15.09	$14.14	$17.05
Total return (%) (r)(s)(t)(x)	11.18 (n)	8.51	23.94	11.02	(9.18)	22.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.77	0.82	0.78	0.80	0.79
Expenses after expense reductions	0.74 (a)	0.74	0.76	0.74	0.74	0.74
Net investment income (loss)	1.29 (a)	1.70	1.65	1.77	1.53	1.38
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$114,898	$116,413	$118,460	$179,777	$124,266	$102,723

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.33	$18.24	$15.00	$14.07	$16.97	$14.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.12	$0.10	$0.11	$0.07	$0.06
Net realized and unrealized gain (loss)	1.80	1.14	3.29	1.24	(1.63)	2.89
Total from investment operations	$1.82	$1.26	$3.39	$1.35	$(1.56)	$2.95
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.17)	$(0.08)	$(0.08)	$(0.05)	$(0.11)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.66)	$(1.17)	$(0.15)	$(0.42)	$(1.34)	$(0.11)
Net asset value, end of period (x)	$18.49	$18.33	$18.24	$15.00	$14.07	$16.97
Total return (%) (r)(s)(t)(x)	10.65 (n)	7.42	22.74	9.82	(10.00)	20.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78 (a)	1.77	1.82	1.78	1.80	1.78
Expenses after expense reductions	1.74 (a)	1.74	1.76	1.74	1.74	1.74
Net investment income (loss)	0.27 (a)	0.66	0.62	0.74	0.48	0.40
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$215	$189	$182	$140	$130	$149

See Notes to Financial Statements
11

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.46	$18.35	$15.09	$14.14	$17.04	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.23	$0.18	$0.18	$0.15	$0.15
Net realized and unrealized gain (loss)	1.81	1.13	3.31	1.26	(1.65)	2.88
Total from investment operations	$1.88	$1.36	$3.49	$1.44	$(1.50)	$3.03
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.25)	$(0.16)	$(0.15)	$(0.11)	$(0.17)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.71)	$(1.25)	$(0.23)	$(0.49)	$(1.40)	$(0.17)
Net asset value, end of period (x)	$18.63	$18.46	$18.35	$15.09	$14.14	$17.04
Total return (%) (r)(s)(t)(x)	10.92 (n)	7.97	23.33	10.46	(9.63)	21.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28 (a)	1.27	1.32	1.28	1.30	1.28
Expenses after expense reductions	1.24 (a)	1.24	1.26	1.24	1.24	1.24
Net investment income (loss)	0.77 (a)	1.31	1.12	1.25	0.98	0.94
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$252	$215	$207	$166	$137	$263

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.47	$18.38	$15.11	$14.16	$17.06	$14.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.25	$0.22	$0.22	$0.19	$0.18
Net realized and unrealized gain (loss)	1.82	1.14	3.32	1.26	(1.64)	2.89
Total from investment operations	$1.91	$1.39	$3.54	$1.48	$(1.45)	$3.07
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.30)	$(0.20)	$(0.19)	$(0.16)	$(0.21)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.74)	$(1.30)	$(0.27)	$(0.53)	$(1.45)	$(0.21)
Net asset value, end of period (x)	$18.64	$18.47	$18.38	$15.11	$14.16	$17.06
Total return (%) (r)(s)(t)(x)	11.07 (n)	8.18	23.67	10.72	(9.34)	21.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03 (a)	1.02	1.07	1.03	1.05	1.04
Expenses after expense reductions	0.99 (a)	0.99	1.01	0.99	0.99	0.99
Net investment income (loss)	1.04 (a)	1.43	1.37	1.50	1.23	1.15
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$142	$135	$117	$104	$92	$98

See Notes to Financial Statements
12

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.45	$18.36	$15.09	$14.15	$17.05	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.30	$0.26	$0.25	$0.23	$0.21
Net realized and unrealized gain (loss)	1.81	1.14	3.32	1.25	(1.64)	2.90
Total from investment operations	$1.93	$1.44	$3.58	$1.50	$(1.41)	$3.11
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.35)	$(0.24)	$(0.22)	$(0.20)	$(0.24)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.76)	$(1.35)	$(0.31)	$(0.56)	$(1.49)	$(0.24)
Net asset value, end of period (x)	$18.62	$18.45	$18.36	$15.09	$14.15	$17.05
Total return (%) (r)(s)(t)(x)	11.23 (n)	8.46	24.01	10.94	(9.12)	22.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.77	0.82	0.78	0.80	0.79
Expenses after expense reductions	0.74 (a)	0.74	0.76	0.74	0.74	0.74
Net investment income (loss)	1.27 (a)	1.69	1.62	1.75	1.47	1.40
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$139	$125	$115	$93	$84	$92

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$18.43	$18.34	$15.07	$14.13	$17.03	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.31	$0.27	$0.27	$0.24	$0.22
Net realized and unrealized gain (loss)	1.81	1.14	3.32	1.24	(1.64)	2.90
Total from investment operations	$1.93	$1.45	$3.59	$1.51	$(1.40)	$3.12
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.36)	$(0.25)	$(0.23)	$(0.21)	$(0.26)
From net realized gain	(1.64)	(1.00)	(0.07)	(0.34)	(1.29)	—
Total distributions declared to shareholders	$(1.77)	$(1.36)	$(0.32)	$(0.57)	$(1.50)	$(0.26)
Net asset value, end of period (x)	$18.59	$18.43	$18.34	$15.07	$14.13	$17.03
Total return (%) (r)(s)(t)(x)	11.24 (n)	8.56	24.15	11.04	(9.06)	22.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69 (a)	0.69	0.74	0.69	0.72	0.71
Expenses after expense reductions	0.66 (a)	0.66	0.67	0.66	0.66	0.67
Net investment income (loss)	1.37 (a)	1.75	1.71	1.83	1.54	1.44
Portfolio turnover rate	19 (n)	31	32	25	46	36
Net assets at end of period (000 omitted)	$151,074	$143,580	$119,164	$100,782	$85,277	$94,987

See Notes to Financial Statements
13

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
15

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$167,139,104	$—	$—	$167,139,104
Japan	22,982,538	—	—	22,982,538
Canada	22,879,657	0	—	22,879,657
Singapore	12,219,542	—	—	12,219,542
Switzerland	9,929,072	—	—	9,929,072
United Kingdom	9,759,674	—	—	9,759,674
South Korea	9,703,969	—	—	9,703,969
Philippines	9,012,882	—	—	9,012,882
Netherlands	7,947,498	—	—	7,947,498
Other Countries	36,428,058	—	—	36,428,058
Investment Companies	1,446,899	—	—	1,446,899
Total	$309,448,893	$0	$—	$309,448,893
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase
16

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$6,009,614
Long-term capital gains	14,391,487
Total distributions	$20,401,101
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$212,814,307
Gross appreciation	103,904,595
Gross depreciation	(7,270,009)
Net unrealized appreciation (depreciation)	$96,634,586
As of 8/31/25
Undistributed ordinary income	439,591
Undistributed long-term capital gain	17,785,451
Other temporary differences	(80,996)
Net unrealized appreciation (depreciation)	80,169,213
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$3,529,663	$2,598,186
Class B	14,833	13,820
Class C	354,161	250,839
Class I	10,228,414	8,048,103
Class R1	17,280	11,727
Class R2	19,261	13,701
Class R3	12,688	8,400
Class R4	11,898	8,500
Class R6	13,358,235	9,447,825
Total	$27,546,433	$20,401,101
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $20,065, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
18

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this reduction amounted to $31,688, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,275 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$47,337
Class B	0.75%	0.25%	1.00%	1.00%	843
Class C	0.75%	0.25%	1.00%	1.00%	19,621
Class R1	0.75%	0.25%	1.00%	1.00%	976
Class R2	0.25%	0.25%	0.50%	0.50%	544
Class R3	—	0.25%	0.25%	0.25%	170
Total Distribution and Service Fees					$69,491
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended February 28, 2026.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $6,690, which equated to 0.0045% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $68,796.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
19

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2026, MFS held approximately 77%, 58%, 52%, and 95% of the outstanding shares of Class B, Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $8,796, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $55,721,241 and $79,383,975, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	145,970	$2,663,650	326,172	$5,766,769
Class C	6,227	110,314	37,189	638,380
Class I	620,902	11,298,542	1,727,367	30,033,836
Class R1	309	5,524	1,041	18,155
Class R2	1,680	30,184	14,060	247,733
Class R3	52	916	485	8,698
Class R6	908,694	16,514,451	1,952,277	34,824,157
	1,683,834	$30,623,581	4,058,591	$71,537,728
Shares issued to shareholders in reinvestment of distributions
Class A	204,975	$3,528,861	151,863	$2,597,618
Class B	806	13,748	817	13,820
Class C	20,839	354,161	14,866	250,839
Class I	535,040	9,216,078	419,760	7,187,200
Class R1	1,009	17,280	691	11,727
Class R2	1,117	19,261	801	13,701
Class R3	735	12,688	490	8,400
Class R4	690	11,898	496	8,500
Class R6	685,552	11,795,116	535,468	9,157,871
	1,450,763	$24,969,091	1,125,252	$19,249,676
20

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(294,333)	$(5,308,797)	(390,375)	$(6,809,629)
Class B	(2,026)	(36,128)	(3,414)	(58,813)
Class C	(22,991)	(403,421)	(50,947)	(887,914)
Class I	(1,292,276)	(23,550,347)	(2,291,486)	(40,574,929)
Class R1	(4)	(74)	(1,398)	(23,596)
Class R2	(935)	(16,955)	(14,504)	(262,779)
Class R3	(478)	(8,290)	(45)	(793)
Class R6	(1,258,382)	(23,062,752)	(1,195,536)	(20,866,884)
	(2,871,425)	$(52,386,764)	(3,947,705)	$(69,485,337)
Net change
Class A	56,612	$883,714	87,660	$1,554,758
Class B	(1,220)	(22,380)	(2,597)	(44,993)
Class C	4,075	61,054	1,108	1,305
Class I	(136,334)	(3,035,727)	(144,359)	(3,353,893)
Class R1	1,314	22,730	334	6,286
Class R2	1,862	32,490	357	(1,345)
Class R3	309	5,314	930	16,305
Class R4	690	11,898	496	8,500
Class R6	335,864	5,246,815	1,292,209	23,115,144
	263,172	$3,205,908	1,236,138	$21,302,067
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $694 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$427,643	$29,351,182	$28,331,923	$39	$(42)	$1,446,899

21

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$30,182	$—
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Low Volatility Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Equity Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 4.7%
Curtiss-Wright Corp.	2,683	$1,878,985
General Dynamics Corp.	5,722	2,043,040
Leidos Holdings, Inc.	9,793	1,714,754
Teledyne Technologies, Inc. (a)	15,586	10,615,625
		$16,252,404
Broadcasting – 0.9%
Omnicom Group, Inc.	35,132	$2,996,408
Brokerage & Asset Managers – 0.9%
Cboe Global Markets, Inc.	10,357	$3,104,200
Business Services – 3.8%
Accenture PLC, “A”	20,738	$4,328,435
Cognizant Technology Solutions Corp., “A”	98,238	6,329,474
Verisk Analytics, Inc., “A”	11,657	2,419,644
		$13,077,553
Computer Software – 6.6%
ACI Worldwide, Inc. (a)	86,095	$3,416,250
Autodesk, Inc. (a)	16,467	4,048,741
Intuit, Inc.	10,432	4,267,001
Microsoft Corp.	18,054	7,090,528
Tyler Technologies, Inc. (a)	11,035	3,914,004
		$22,736,524
Computer Software - Systems – 1.2%
Apple, Inc.	15,388	$4,065,202
Construction – 1.2%
Allegion PLC	7,969	$1,284,204
AvalonBay Communities, Inc., REIT	7,163	1,269,499
Essex Property Trust, Inc., REIT	6,448	1,644,949
		$4,198,652
Consumer Products – 3.6%
Colgate-Palmolive Co.	35,726	$3,541,876
Kimberly-Clark Corp.	11,832	1,318,558
Procter & Gamble Co.	36,053	6,028,061
Reynolds Consumer Products, Inc.	66,728	1,655,522
		$12,544,017
Electrical Equipment – 6.8%
AMETEK, Inc.	11,099	$2,655,103
Amphenol Corp., “A”	49,257	7,194,477
Corning, Inc.	35,392	5,322,249
Eaton Corp. PLC	5,731	2,154,397
LVUFS-SEM
1

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity PLC	26,818	$6,172,163
		$23,498,389
Electronics – 3.4%
Analog Devices, Inc.	26,923	$9,578,934
NXP Semiconductors N.V.	9,579	2,174,529
		$11,753,463
Energy - Independent – 1.4%
EOG Resources, Inc.	21,859	$2,712,265
Expand Energy Corp.	19,779	2,134,549
		$4,846,814
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	10,927	$1,506,396
Entertainment – 0.6%
Live Nation Entertainment, Inc. (a)	13,314	$2,158,732
Food & Beverages – 5.0%
General Mills, Inc.	126,097	$5,703,367
Mondelez International, Inc.	57,459	3,538,325
Monster Beverage Corp. (a)	32,310	2,756,043
PepsiCo, Inc.	30,579	5,190,480
		$17,188,215
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	75,719	$1,355,370
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	8,685	$2,707,809
Health Maintenance Organizations – 0.7%
Cigna Group	8,414	$2,438,546
Insurance – 7.6%
American International Group, Inc.	16,281	$1,310,458
Ameriprise Financial, Inc.	3,263	1,534,002
Assurant, Inc.	10,501	2,410,925
AXIS Capital Holdings Ltd.	13,989	1,478,917
Chubb Ltd.	11,813	4,026,579
Equitable Holdings, Inc.	33,772	1,358,310
Everest Group Ltd.	11,900	3,992,331
Hanover Insurance Group, Inc.	10,427	1,883,429
Hartford Insurance Group, Inc.	22,985	3,236,977
MetLife, Inc.	21,399	1,542,226
Principal Financial Group, Inc.	21,244	2,027,102
Voya Financial, Inc.	20,690	1,383,747
		$26,185,003
Interactive Media Services – 3.1%
Alphabet, Inc., “A”	34,436	$10,735,767
2

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.6%
Take-Two Interactive Software, Inc. (a)	9,535	$2,016,462
Machinery & Tools – 2.3%
Deere & Co.	3,954	$2,489,874
Pentair PLC	19,049	1,889,470
Trimble, Inc. (a)	22,656	1,515,007
Wabtec Corp.	7,438	1,963,260
		$7,857,611
Major Banks – 0.8%
Goldman Sachs Group, Inc.	1,426	$1,225,747
JPMorgan Chase & Co.	5,427	1,629,728
		$2,855,475
Medical & Health Technology & Services – 3.9%
McKesson Corp.	11,304	$11,161,231
Ventas, Inc., REIT	24,457	2,107,215
		$13,268,446
Medical Equipment – 4.2%
Abbott Laboratories	27,713	$3,224,408
Boston Scientific Corp. (a)	22,578	1,735,119
Hologic, Inc. (a)	27,704	2,087,773
Medtronic PLC	40,678	3,972,613
STERIS PLC	12,930	3,262,886
		$14,282,799
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	12,168	$2,272,861
Network & Telecom – 2.1%
Motorola Solutions, Inc.	14,976	$7,222,326
Other Banks & Diversified Financials – 3.4%
Mastercard, Inc., “A”	4,672	$2,416,405
Northern Trust Corp.	9,387	1,343,186
Popular, Inc.	10,663	1,443,344
Visa, Inc., “A”	20,771	6,649,628
		$11,852,563
Pharmaceuticals – 7.5%
AbbVie, Inc.	8,605	$1,997,049
Johnson & Johnson	43,852	10,894,152
Merck & Co., Inc.	63,055	7,807,470
Pfizer, Inc.	111,096	3,071,805
Vertex Pharmaceuticals, Inc. (a)	4,187	2,080,227
		$25,850,703
3

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 3.2%
Republic Services, Inc.	24,805	$5,680,345
Waste Connections, Inc.	16,944	2,916,571
Waste Management, Inc.	9,614	2,315,436
		$10,912,352
Real Estate – 3.2%
CBRE Group, Inc., “A” (a)	9,307	$1,374,272
Essential Properties Realty Trust, REIT	43,340	1,470,960
Federal Realty Investment Trust, REIT	17,417	1,894,447
New Residential Investment Corp., REIT	133,945	1,346,147
NNN REIT, Inc.	34,739	1,574,372
Simon Property Group, Inc., REIT	7,298	1,487,697
W.P. Carey, Inc., REIT	25,833	1,928,433
		$11,076,328
Real Estate - Storage – 0.5%
Public Storage, Inc., REIT	5,336	$1,638,472
Restaurants – 2.0%
Aramark	61,359	$2,567,874
McDonald's Corp.	12,781	4,359,088
		$6,926,962
Specialty Chemicals – 0.5%
Ecolab, Inc.	5,961	$1,838,074
Specialty Stores – 4.4%
AutoZone, Inc. (a)	1,513	$5,682,192
Home Depot, Inc.	5,075	1,932,154
O'Reilly Automotive, Inc. (a)	43,418	4,076,082
TJX Cos., Inc.	9,641	1,558,564
Walmart Stores, Inc.	13,981	1,788,869
		$15,037,861
Telecom - Infrastructure – 0.6%
American Tower Corp., REIT	9,931	$1,905,362
Trucking – 0.6%
J.B. Hunt Transport Services, Inc.	8,590	$2,004,992
Utilities - Electric Power – 5.8%
DTE Energy Co.	17,559	$2,602,946
Duke Energy Corp.	32,657	4,273,168
Entergy Corp.	15,575	1,668,238
Evergy, Inc.	39,988	3,345,396
Exelon Corp.	81,165	4,015,233
Xcel Energy, Inc.	47,572	3,965,602
		$19,870,583
Total Common Stocks (Identified Cost, $228,877,894)		$342,039,696
4

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $1,360,068)	1,359,932	$1,360,068
Other Assets, Less Liabilities – 0.2%		699,632
Net Assets – 100.0%		$344,099,396

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,360,068 and
$342,039,696, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Low Volatility Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $228,877,894)	$342,039,696
Investments in affiliated issuers, at value (identified cost, $1,360,068)	1,360,068
Receivables for
Fund shares sold	836,209
Dividends	293,338
Receivable from investment adviser	462
Other assets	59,300
Total assets	$344,589,073
Liabilities
Payables for
Fund shares reacquired	$369,416
Payable to affiliates
Administrative services fee	467
Shareholder servicing costs	52,487
Distribution and service fees	4,869
Payable for independent Trustees' compensation	1,620
Accrued expenses and other liabilities	60,818
Total liabilities	$489,677
Net assets	$344,099,396
Net assets consist of
Paid-in capital	$215,374,533
Total distributable earnings (loss)	128,724,863
Net assets	$344,099,396
Shares of beneficial interest outstanding	18,326,998

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$173,962,786	9,274,451	$18.76
Class B	361,189	19,306	18.71
Class C	14,421,065	776,910	18.56
Class I	74,483,176	3,961,513	18.80
Class R1	1,005,782	53,786	18.70
Class R2	386,198	20,425	18.91
Class R3	521,502	27,643	18.87
Class R4	146,975	7,813	18.81
Class R6	78,810,723	4,185,151	18.83

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.90 [100 / 94.25 x $18.76]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Low Volatility Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,010,448
Dividends from affiliated issuers	21,716
Other	2,155
Foreign taxes withheld	(3,760)
Total investment income	$3,030,559
Expenses
Management fee	$853,036
Distribution and service fees	299,240
Shareholder servicing costs	124,729
Administrative services fee	27,363
Independent Trustees' compensation	4,499
Custodian fee	14,984
Shareholder communications	13,703
Audit and tax fees	33,887
Legal fees	1,010
Miscellaneous	84,419
Total expenses	$1,456,870
Reduction of expenses by investment adviser and distributor	(96,507)
Net expenses	$1,360,363
Net investment income (loss)	$1,670,196
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$24,585,953
Affiliated issuers	(198)
Foreign currency	(5)
Net realized gain (loss)	$24,585,750
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,099,946
Net realized and unrealized gain (loss)	$25,685,696
Change in net assets from operations	$27,355,892
See Notes to Financial Statements
7

MFS Low Volatility Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$1,670,196	$4,080,882
Net realized gain (loss)	24,585,750	52,977,244
Net unrealized gain (loss)	1,099,946	(41,286,768)
Change in net assets from operations	$27,355,892	$15,771,358
Total distributions to shareholders	$(44,829,537)	$(48,123,564)
Change in net assets from fund share transactions	$7,316,903	$(42,272,307)
Total change in net assets	$(10,156,742)	$(74,624,513)
Net assets
At beginning of period	354,256,138	428,880,651
At end of period	$344,099,396	$354,256,138
See Notes to Financial Statements
8

MFS Low Volatility Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.89	$21.48	$18.55	$19.36	$22.51	$17.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.17	$0.16	$0.13	$0.14
Net realized and unrealized gain (loss)	1.42	0.71	3.92	1.26	(2.15)	5.22
Total from investment operations	$1.50	$0.90	$4.09	$1.42	$(2.02)	$5.36
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.21)	$(0.18)	$(0.16)	$(0.12)	$(0.17)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.63)	$(2.49)	$(1.16)	$(2.23)	$(1.13)	$(0.17)
Net asset value, end of period (x)	$18.76	$19.89	$21.48	$18.55	$19.36	$22.51
Total return (%) (r)(s)(t)(x)	8.30 (n)	4.69	23.16	8.02	(9.47)	31.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95 (a)	0.93	0.95	0.93	0.94	0.92
Expenses after expense reductions	0.89 (a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.88 (a)	0.97	0.90	0.89	0.63	0.71
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$173,963	$176,269	$190,002	$166,624	$161,776	$171,216

See Notes to Financial Statements
9

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.83	$21.40	$18.48	$19.28	$22.46	$17.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.03	$0.03	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	1.41	0.71	3.89	1.25	(2.14)	5.22
Total from investment operations	$1.43	$0.75	$3.92	$1.28	$(2.17)	$5.21
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.04)	$(0.02)	$(0.01)	$(0.00)(w)	$(0.04)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.55)	$(2.32)	$(1.00)	$(2.08)	$(1.01)	$(0.04)
Net asset value, end of period (x)	$18.71	$19.83	$21.40	$18.48	$19.28	$22.46
Total return (%) (r)(s)(t)(x)	7.91 (n)	3.92	22.19	7.23	(10.15)	30.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70 (a)	1.69	1.69	1.68	1.69	1.67
Expenses after expense reductions	1.64 (a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.16 (a)	0.22	0.16	0.14	(0.14)	(0.04)
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$361	$457	$869	$1,492	$1,712	$2,511

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.70	$21.29	$18.39	$19.20	$22.37	$17.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$0.03	$0.03	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	1.40	0.70	3.88	1.25	(2.13)	5.20
Total from investment operations	$1.41	$0.74	$3.91	$1.28	$(2.16)	$5.19
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.05)	$(0.03)	$(0.02)	$—	$(0.04)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.55)	$(2.33)	$(1.01)	$(2.09)	$(1.01)	$(0.04)
Net asset value, end of period (x)	$18.56	$19.70	$21.29	$18.39	$19.20	$22.37
Total return (%) (r)(s)(t)(x)	7.88 (n)	3.90	22.24	7.23	(10.14)	30.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70 (a)	1.68	1.69	1.68	1.69	1.67
Expenses after expense reductions	1.64 (a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.14 (a)	0.22	0.15	0.14	(0.14)	(0.03)
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$14,421	$16,470	$20,313	$22,224	$25,754	$32,839

See Notes to Financial Statements
10

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.93	$21.52	$18.59	$19.39	$22.55	$17.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.22	$0.21	$0.17	$0.19
Net realized and unrealized gain (loss)	1.42	0.71	3.92	1.27	(2.15)	5.23
Total from investment operations	$1.53	$0.95	$4.14	$1.48	$(1.98)	$5.42
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.23)	$(0.21)	$(0.17)	$(0.21)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.66)	$(2.54)	$(1.21)	$(2.28)	$(1.18)	$(0.21)
Net asset value, end of period (x)	$18.80	$19.93	$21.52	$18.59	$19.39	$22.55
Total return (%) (r)(s)(t)(x)	8.43 (n)	4.95	23.41	8.34	(9.28)	31.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70 (a)	0.68	0.69	0.69	0.68	0.67
Expenses after expense reductions	0.64 (a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.14 (a)	1.22	1.16	1.14	0.82	0.99
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$74,483	$78,198	$97,091	$141,858	$163,689	$335,165

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.83	$21.42	$18.51	$19.32	$22.50	$17.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.04	$0.03	$0.03	$(0.03)	$(0.01)
Net realized and unrealized gain (loss)	1.42	0.71	3.90	1.25	(2.14)	5.23
Total from investment operations	$1.43	$0.75	$3.93	$1.28	$(2.17)	$5.22
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.06)	$(0.04)	$(0.02)	$(0.00)(w)	$(0.05)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.56)	$(2.34)	$(1.02)	$(2.09)	$(1.01)	$(0.05)
Net asset value, end of period (x)	$18.70	$19.83	$21.42	$18.51	$19.32	$22.50
Total return (%) (r)(s)(t)(x)	7.90 (n)	3.91	22.19	7.22	(10.12)	30.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70 (a)	1.68	1.70	1.68	1.69	1.67
Expenses after expense reductions	1.64 (a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.12 (a)	0.22	0.14	0.15	(0.14)	(0.07)
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$1,006	$865	$791	$608	$522	$683

See Notes to Financial Statements
11

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$20.02	$21.61	$18.65	$19.45	$22.61	$17.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.13	$0.12	$0.07	$0.09
Net realized and unrealized gain (loss)	1.43	0.71	3.94	1.26	(2.16)	5.25
Total from investment operations	$1.49	$0.85	$4.07	$1.38	$(2.09)	$5.34
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.13)	$(0.11)	$(0.06)	$(0.12)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.60)	$(2.44)	$(1.11)	$(2.18)	$(1.07)	$(0.12)
Net asset value, end of period (x)	$18.91	$20.02	$21.61	$18.65	$19.45	$22.61
Total return (%) (r)(s)(t)(x)	8.19 (n)	4.40	22.88	7.74	(9.72)	30.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20 (a)	1.18	1.19	1.19	1.19	1.17
Expenses after expense reductions	1.14 (a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.63 (a)	0.72	0.66	0.64	0.34	0.45
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$386	$441	$420	$480	$511	$742

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.99	$21.57	$18.63	$19.43	$22.59	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.18	$0.16	$0.13	$0.14
Net realized and unrealized gain (loss)	1.43	0.72	3.92	1.27	(2.16)	5.24
Total from investment operations	$1.51	$0.91	$4.10	$1.43	$(2.03)	$5.38
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.21)	$(0.18)	$(0.16)	$(0.12)	$(0.17)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.63)	$(2.49)	$(1.16)	$(2.23)	$(1.13)	$(0.17)
Net asset value, end of period (x)	$18.87	$19.99	$21.57	$18.63	$19.43	$22.59
Total return (%) (r)(s)(t)(x)	8.30 (n)	4.72	23.11	8.04	(9.49)	31.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95 (a)	0.93	0.94	0.93	0.94	0.92
Expenses after expense reductions	0.89 (a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.89 (a)	0.97	0.94	0.89	0.62	0.70
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$522	$523	$473	$717	$644	$786

See Notes to Financial Statements
12

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.94	$21.53	$18.60	$19.41	$22.56	$17.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.24	$0.21	$0.21	$0.18	$0.18
Net realized and unrealized gain (loss)	1.42	0.71	3.93	1.26	(2.15)	5.23
Total from investment operations	$1.53	$0.95	$4.14	$1.47	$(1.97)	$5.41
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.23)	$(0.21)	$(0.17)	$(0.21)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.66)	$(2.54)	$(1.21)	$(2.28)	$(1.18)	$(0.21)
Net asset value, end of period (x)	$18.81	$19.94	$21.53	$18.60	$19.41	$22.56
Total return (%) (r)(s)(t)(x)	8.43 (n)	4.93	23.41	8.27	(9.22)	31.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70 (a)	0.69	0.70	0.68	0.69	0.66
Expenses after expense reductions	0.64 (a)	0.64	0.65	0.64	0.64	0.64
Net investment income (loss)	1.13 (a)	1.19	1.08	1.15	0.87	0.96
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$147	$136	$535	$105	$97	$107

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$19.96	$21.55	$18.61	$19.42	$22.57	$17.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.24	$0.23	$0.20	$0.20
Net realized and unrealized gain (loss)	1.42	0.71	3.92	1.25	(2.15)	5.23
Total from investment operations	$1.54	$0.97	$4.16	$1.48	$(1.95)	$5.43
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.28)	$(0.24)	$(0.22)	$(0.19)	$(0.23)
From net realized gain	(2.54)	(2.28)	(0.98)	(2.07)	(1.01)	—
Total distributions declared to shareholders	$(2.67)	$(2.56)	$(1.22)	$(2.29)	$(1.20)	$(0.23)
Net asset value, end of period (x)	$18.83	$19.96	$21.55	$18.61	$19.42	$22.57
Total return (%) (r)(s)(t)(x)	8.46 (n)	5.03	23.55	8.38	(9.13)	31.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62 (a)	0.60	0.61	0.59	0.59	0.58
Expenses after expense reductions	0.56 (a)	0.56	0.56	0.55	0.54	0.55
Net investment income (loss)	1.22 (a)	1.30	1.23	1.24	0.97	1.06
Portfolio turnover rate	14 (n)	23	25	39	36	20
Net assets at end of period (000 omitted)	$78,811	$80,896	$118,386	$111,186	$77,259	$84,532

See Notes to Financial Statements
13

MFS Low Volatility Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
15

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$342,039,696	$—	$—	$342,039,696
Investment Companies	1,360,068	—	—	1,360,068
Total	$343,399,764	$—	$—	$343,399,764
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign
16

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$8,725,985
Long-term capital gains	39,397,579
Total distributions	$48,123,564
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$231,901,056
Gross appreciation	123,578,306
Gross depreciation	(12,079,598)
Net unrealized appreciation (depreciation)	$111,498,708
As of 8/31/25
Undistributed ordinary income	368,065
Undistributed long-term capital gain	35,585,888
Post-October capital loss deferral	(222,444)
Net unrealized appreciation (depreciation)	110,466,999
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$22,312,673	$21,657,057
Class B	55,131	92,630
Class C	2,011,004	2,104,983
Class I	9,811,434	10,761,168
Class R1	116,896	87,661
Class R2	51,695	47,775
Class R3	62,871	55,210
Class R4	18,142	60,845
Class R6	10,389,691	13,256,235
Total	$44,829,537	$48,123,564
17

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $23,278, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this reduction amounted to $73,226, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,488 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$212,828
Class B	0.75%	0.25%	1.00%	1.00%	2,136
Class C	0.75%	0.25%	1.00%	1.00%	77,992
Class R1	0.75%	0.25%	1.00%	1.00%	4,621
Class R2	0.25%	0.25%	0.50%	0.50%	1,045
Class R3	—	0.25%	0.25%	0.25%	618
Total Distribution and Service Fees					$299,240
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
18

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$175
Class B	—
Class C	1,191
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $12,093, which equated to 0.0071% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $112,636.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2026, MFS held approximately 99% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $2,155, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $48,360,089 and $84,547,705, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
19

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	302,855	$5,659,064	806,958	$15,797,055
Class B	—	—	36	694
Class C	25,284	479,300	45,886	891,495
Class I	196,315	3,777,872	757,970	14,491,078
Class R1	6,555	122,471	5,850	113,046
Class R2	114	2,173	332	6,512
Class R3	543	10,202	2,808	50,038
Class R4	—	—	2,533	53,329
Class R6	187,163	3,615,538	629,040	12,377,881
	718,829	$13,666,620	2,251,413	$43,781,128
Shares issued to shareholders in reinvestment of distributions
Class A	1,250,333	$22,275,286	1,127,327	$21,642,151
Class B	3,103	55,131	4,840	92,630
Class C	113,997	2,009,719	110,562	2,102,747
Class I	535,282	9,557,530	537,261	10,336,475
Class R1	6,581	116,896	4,577	87,661
Class R2	2,878	51,695	2,472	47,775
Class R3	3,509	62,871	2,863	55,210
Class R4	1,015	18,142	3,160	60,845
Class R6	574,916	10,283,208	682,678	13,150,803
	2,491,614	$44,430,478	2,475,740	$47,576,297
Shares reacquired
Class A	(1,141,144)	$(21,594,904)	(1,918,116)	$(37,409,807)
Class B	(6,829)	(125,053)	(22,437)	(422,962)
Class C	(198,350)	(3,679,364)	(274,666)	(5,320,893)
Class I	(692,889)	(13,211,811)	(1,883,658)	(36,590,346)
Class R1	(2,980)	(54,658)	(3,723)	(69,567)
Class R2	(4,574)	(88,410)	(233)	(4,554)
Class R3	(2,594)	(52,049)	(1,392)	(26,932)
Class R4	—	—	(23,754)	(459,283)
Class R6	(629,611)	(11,973,946)	(2,752,979)	(53,325,388)
	(2,678,971)	$(50,780,195)	(6,880,958)	$(133,629,732)
Net change
Class A	412,044	$6,339,446	16,169	$29,399
Class B	(3,726)	(69,922)	(17,561)	(329,638)
Class C	(59,069)	(1,190,345)	(118,218)	(2,326,651)
Class I	38,708	123,591	(588,427)	(11,762,793)
Class R1	10,156	184,709	6,704	131,140
Class R2	(1,582)	(34,542)	2,571	49,733
Class R3	1,458	21,024	4,279	78,316
Class R4	1,015	18,142	(18,061)	(345,109)
Class R6	132,468	1,924,800	(1,441,261)	(27,796,704)
	531,472	$7,316,903	(2,153,805)	$(42,272,307)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
20

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $836 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,666,651	$25,632,670	$25,939,055	$(198)	$—	$1,360,068

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,716	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS U.S. Government Cash Reserve Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Cash Reserve Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 64.6%
Fannie Mae, 3.6%, due 3/18/2026	$12,500,000	$12,478,927
Federal Farm Credit Bank, 3.83%, due 3/05/2026	9,000,000	8,996,230
Federal Farm Credit Bank, 3.64%, due 4/14/2026	10,300,000	10,254,428
Federal Farm Credit Bank, 3.79%, due 4/20/2026	10,800,000	10,744,050
Federal Farm Credit Bank, 3.64%, due 5/04/2026	16,250,000	16,145,711
Federal Farm Credit Bank, 3.625%, due 6/17/2026	10,800,000	10,684,332
Federal Home Loan Bank, 3.63%, due 3/30/2026	9,000,000	8,973,972
Federal Home Loan Bank, 3.58%, due 4/10/2026	16,983,000	16,916,106
Federal Home Loan Bank, 3.64%, due 5/08/2026	26,000,000	25,823,053
Freddie Mac, 3.61%, due 4/20/2026	14,000,000	13,930,389
Freddie Mac, 3.61%, due 5/27/2026	14,400,000	14,275,416
U.S. Treasury Bill, 3.8%, due 3/10/2026	20,800,000	20,780,469
U.S. Treasury Bill, 3.78%, due 3/19/2026	14,100,000	14,073,827
U.S. Treasury Bill, 3.58%, due 3/26/2026	18,000,000	17,955,619
U.S. Treasury Bill, 3.66%, due 4/07/2026	14,300,000	14,246,847
U.S. Treasury Bill, 3.6%, due 4/16/2026	29,200,000	29,066,720
U.S. Treasury Bill, 3.63%, due 4/21/2026	11,700,000	11,640,090
U.S. Treasury Bill, 3.63%, due 5/14/2026	13,500,000	13,400,072
U.S. Treasury Bill, 3.64%, due 5/28/2026	14,000,000	13,877,484
U.S. Treasury Bill, 3.63%, due 6/16/2026	15,300,000	15,136,745
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$299,400,487
Repurchase Agreements – 35.4%
BofA Securities, Inc. Repurchase Agreement, 3.66%, dated 2/27/2026, due 3/02/2026, total to be received $82,216,068 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $84,003,864)	$82,191,000	$82,191,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 3.64%, dated 2/27/2026, due 3/02/2026, total to be received $82,215,412 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $83,834,425)	82,190,481	82,190,481
Total Repurchase Agreements, at Cost and Value		$164,381,481
Other Assets, Less Liabilities – (0.0)%		(200,885)
Net Assets – 100.0%		$463,581,083

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
LMMFS-SEM
1

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at cost and value	$299,400,487
Investments in unaffiliated repurchase agreements, at cost and value	164,381,481
Cash	1
Receivables for
Fund shares sold	242,695
Interest	33,333
Receivable from investment adviser and distributor	47,802
Other assets	26,721
Total assets	$464,132,520
Liabilities
Payables for
Distributions	$8,254
Fund shares reacquired	456,357
Payable to affiliates
Administrative services fee	601
Shareholder servicing costs	35,190
Payable for independent Trustees' compensation	2,040
Accrued expenses and other liabilities	48,995
Total liabilities	$551,437
Net assets	$463,581,083
Net assets consist of
Paid-in capital	$463,585,687
Total distributable earnings (loss)	(4,604)
Net assets	$463,581,083
Shares of beneficial interest outstanding	463,810,629

	Net assets	Shares outstanding	Net asset value per share
Class A	$143,932,527	144,003,687	$1.00
Class B	762,540	762,945	1.00
Class C	13,430,280	13,436,958	1.00
Class I	20,218,420	20,228,424	1.00
Class R1	5,393,361	5,396,023	1.00
Class R2	13,860,140	13,866,972	1.00
Class R3	8,508,655	8,512,881	1.00
Class R4	65,167	65,202	1.00
Class R6	257,409,993	257,537,537	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Interest	$9,270,480
Expenses
Management fee	$941,915
Distribution and service fees	320,417
Shareholder servicing costs	175,136
Administrative services fee	35,677
Independent Trustees' compensation	5,806
Custodian fee	11,431
Shareholder communications	6,786
Audit and tax fees	25,977
Legal fees	1,315
Miscellaneous	102,730
Total expenses	$1,627,190
Reduction of expenses by investment adviser and distributor	(697,752)
Net expenses	$929,438
Net investment income (loss)	$8,341,042
Change in net assets from operations	$8,341,042
See Notes to Financial Statements
3

MFS U.S. Government Cash Reserve Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$8,341,042	$19,844,494
Net realized gain (loss)	—	132
Change in net assets from operations	$8,341,042	$19,844,626
Total distributions to shareholders	$(8,341,042)	$(19,844,494)
Change in net assets from fund share transactions	$(11,218,292)	$(1,391,940)
Total change in net assets	$(11,218,292)	$(1,391,808)
Net assets
At beginning of period	474,799,375	476,191,183
At end of period	$463,581,083	$474,799,375
See Notes to Financial Statements
4

MFS U.S. Government Cash Reserve Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83 (a)	0.83	0.83	0.83	0.91	0.91
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.21	0.05
Net investment income (loss)	3.52 (a)	4.08	4.95	3.74	0.33	0.00
Net assets at end of period (000 omitted)	$143,933	$154,267	$154,821	$161,677	$173,514	$128,482

Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58 (a)	1.58	1.58	1.58	1.66	1.66
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.18	0.05
Net investment income (loss)	3.53 (a)	4.14	4.95	3.68	0.25	0.00
Net assets at end of period (000 omitted)	$763	$1,098	$2,261	$3,501	$5,194	$6,792

See Notes to Financial Statements
5

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59 (a)	1.58	1.58	1.58	1.66	1.66
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.25	0.05
Net investment income (loss)	3.50 (a)	4.13	4.95	3.56	0.40	0.00
Net assets at end of period (000 omitted)	$13,430	$9,850	$16,698	$22,344	$43,674	$23,748

Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58 (a)	0.58	0.58	0.58	0.66	0.65
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.20	0.05
Net investment income (loss)	3.52 (a)	4.04	4.94	3.75	0.29	0.00
Net assets at end of period (000 omitted)	$20,218	$21,680	$16,666	$17,492	$17,382	$12,819

See Notes to Financial Statements
6

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.82	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58 (a)	1.58	1.58	1.58	1.66	1.65
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	3.52 (a)	4.09	4.94	3.70	0.27	0.00
Net assets at end of period (000 omitted)	$5,393	$6,015	$6,911	$6,818	$9,298	$8,761

Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.82	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08 (a)	1.08	1.08	1.08	1.16	1.16
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	3.52 (a)	4.09	4.94	3.67	0.26	0.00
Net assets at end of period (000 omitted)	$13,860	$15,915	$17,302	$17,342	$23,726	$26,432

See Notes to Financial Statements
7

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.15	5.06	3.82	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84 (a)	0.83	0.83	0.83	0.91	0.90
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	3.54 (a)	4.09	4.95	3.74	0.29	0.00
Net assets at end of period (000 omitted)	$8,509	$10,788	$13,686	$19,628	$21,166	$21,266

Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.00)(w)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.75 (n)	4.16	5.05	3.83	0.28	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58 (a)	0.58	0.58	0.58	0.66	0.65
Expenses after expense reductions	0.42 (a)	0.42	0.42	0.43	0.19	0.05
Net investment income (loss)	3.51 (a)	4.08	4.94	3.77	0.27	0.00
Net assets at end of period (000 omitted)	$65	$64	$61	$2,787	$2,684	$2,676

See Notes to Financial Statements
8

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$0.05	$0.04	$0.01	$0.00
Net realized and unrealized gain (loss)	—	0.00 (w)	0.00 (w)	—	(0.01)	0.00 (w)
Total from investment operations	$0.02	$0.04	$0.05	$0.04	$0.00 (w)	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
From net realized gain	—	—	—	—	(0.00)(w)	—
Total distributions declared to shareholders	$(0.02)	$(0.04)	$(0.05)	$(0.04)	$(0.00)(w)	$—
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.78 (n)	4.21	5.11	3.89	0.30	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53 (a)	0.53	0.53	0.53	0.56	0.59
Expenses after expense reductions	0.37 (a)	0.37	0.37	0.37	0.37	0.05
Net investment income (loss)	3.56 (a)	4.13	4.99	3.85	0.99	0.00
Net assets at end of period (000 omitted)	$257,410	$255,122	$247,786	$227,118	$211,381	$113

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
9

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$463,781,968	$—	$463,781,968
For further information regarding security characteristics, see the Portfolio of Investments.
10

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2026, the fund had investments in repurchase agreements with a gross value of $164,381,481 in the Statement of Assets and Liabilities.  The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$19,844,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$463,781,968
As of 8/31/25
Undistributed ordinary income	5,681
Other temporary differences	(10,285)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
11

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$2,626,302	$6,399,722
Class B	17,148	66,862
Class C	175,529	490,617
Class I	386,825	887,458
Class R1	101,818	271,922
Class R2	265,722	665,449
Class R3	170,807	491,839
Class R4	1,124	2,556
Class R6	4,595,767	10,568,069
Total	$8,341,042	$19,844,494
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $32,124, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this reduction amounted to $345,211, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
12

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$186,756
Class B	0.75%	0.25%	1.00%	0.00%	4,855
Class C	0.75%	0.25%	1.00%	0.00%	50,104
Class R1	0.75%	0.25%	1.00%	0.00%	28,917
Class R2	0.25%	0.25%	0.50%	0.00%	37,731
Class R3	—	0.25%	0.25%	0.00%	12,054
Total Distribution and Service Fees					$320,417
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2026. For the six months ended February 28, 2026, this reduction amounted to $186,756, $4,855, $50,104, $28,917, $37,731, and $12,054 for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$5,375
Class B	—
Class C	504
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $89,841, which equated to 0.0382% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $85,295.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — At February 28, 2026, MFS held 100% of the outstanding shares of Class R4.
13

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Shares sold
Class A	21,459,236	81,349,652
Class B	102,087	263,009
Class C	6,597,643	5,513,420
Class I	5,489,168	20,431,502
Class R1	458,256	1,067,151
Class R2	2,753,588	6,814,937
Class R3	1,285,536	7,584,233
Class R6	35,333,488	73,535,478
	73,479,002	196,559,382
Shares issued to shareholders in reinvestment of distributions
Class A	2,574,930	6,271,321
Class B	16,898	66,015
Class C	172,949	467,888
Class I	374,479	863,618
Class R1	101,757	271,916
Class R2	264,812	665,449
Class R3	170,807	491,839
Class R4	1,123	2,556
Class R6	4,595,768	10,568,069
	8,273,523	19,668,671
Shares reacquired
Class A	(34,371,680)	(88,175,443)
Class B	(454,698)	(1,492,192)
Class C	(3,187,930)	(12,832,775)
Class I	(7,325,677)	(16,278,536)
Class R1	(1,182,324)	(2,234,849)
Class R2	(5,073,568)	(8,868,574)
Class R3	(3,738,175)	(10,973,549)
Class R6	(37,636,765)	(76,764,075)
	(92,970,817)	(217,619,993)
Net change
Class A	(10,337,514)	(554,470)
Class B	(335,713)	(1,163,168)
Class C	3,582,662	(6,851,467)
Class I	(1,462,030)	5,016,584
Class R1	(622,311)	(895,782)
Class R2	(2,055,168)	(1,388,188)
Class R3	(2,281,832)	(2,897,477)
Class R4	1,123	2,556
Class R6	2,292,491	7,339,472
	(11,218,292)	(1,391,940)
14

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $1,183 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Cash Reserve Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.0%
Aerospace & Defense – 6.1%
Amprius Technologies, Inc. (a)	1,622,119	$17,405,337
BETA Technologies, Inc., “A” (a)	164,924	3,100,571
CACI International, Inc., “A” (a)	46,719	28,506,532
Karman Holdings, Inc. (a)	133,200	11,736,252
Leonardo DRS, Inc.	650,719	28,234,698
Mirion Technologies, Inc. (a)	577,405	12,477,722
Standard Aero, Inc. (a)	643,999	19,835,169
York Space Systems, Inc. (a)	254,216	6,507,930
		$127,804,211
Apparel Manufacturers – 1.5%
Birkenstock Holding PLC (a)	427,501	$17,805,416
Columbia Sportswear Co.	224,920	13,931,545
		$31,736,961
Automotive – 2.5%
Modine Manufacturing Co. (a)	177,424	$40,319,604
Visteon Corp.	132,237	12,651,114
		$52,970,718
Biotechnology – 2.0%
ABSCI Corp. (a)(l)	1,263,891	$3,463,061
Adaptive Biotechnologies Corp. (a)	650,470	10,420,529
CG Oncology, Inc. (a)	100,229	5,893,465
Cogent Biosciences, Inc. (a)	310,908	12,078,776
Immunocore Holdings PLC, ADR (a)	304,295	9,828,729
		$41,684,560
Brokerage & Asset Managers – 4.6%
GCM Grosvenor, Inc., “A”	1,080,452	$12,511,634
Hamilton Lane, Inc., “A”	256,114	26,876,603
Miami International Holdings, Inc. (a)	201,637	8,589,736
PJT Partners, Inc.	152,073	22,458,141
StepStone Group, Inc.	183,841	7,930,901
WisdomTree Investments, Inc.	1,103,339	18,878,130
		$97,245,145
Chemicals – 1.9%
BioLife Solutions, Inc. (a)	703,004	$17,012,697
Element Solutions, Inc.	657,797	23,082,097
		$40,094,794
Computer Software – 4.4%
Alkami Technology, Inc. (a)	1,098,764	$18,179,050
CCC Intelligent Holdings, Inc. (a)	3,046,362	17,760,291
JFrog Ltd. (a)	770,563	30,938,104
Netskope, Inc., “A” (a)	1,314,788	14,199,710
NDFFS-SEM
1

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Pegasystems, Inc.	232,383	$10,162,109
		$91,239,264
Computer Software - Systems – 1.9%
Box, Inc., “A” (a)	674,738	$15,890,080
Q2 Holdings, Inc. (a)	299,101	14,392,740
Wix.com Ltd. (a)	128,798	9,075,107
		$39,357,927
Construction – 6.3%
Independence Realty Trust, Inc., REIT	639,578	$10,597,807
James Hardie Industries PLC (a)	1,021,281	24,868,192
Knife River Corp. (a)	318,820	28,368,604
QXO, Inc. (a)	1,949,869	46,699,363
Simpson Manufacturing Co., Inc.	114,246	22,114,598
		$132,648,564
Consumer Services – 0.6%
Adtalem Global Education, Inc. (a)	122,109	$11,966,682
Electrical Equipment – 4.2%
Advanced Drainage Systems, Inc.	83,668	$14,335,675
Littlefuse, Inc.	96,522	34,020,144
nVent Electric PLC	331,297	39,212,313
		$87,568,132
Electronics – 9.0%
Advanced Energy Industries, Inc.	181,264	$60,826,760
Formfactor, Inc. (a)	287,238	28,402,093
MACOM Technology Solutions Holdings, Inc. (a)	156,382	38,801,502
nLIGHT, Inc. (a)	568,016	31,916,819
TTM Technologies, Inc. (a)	264,840	27,606,922
		$187,554,096
Energy - Independent – 3.0%
Antero Resources Corp. (a)	446,841	$16,448,217
Matador Resources Co.	320,544	16,475,961
Permian Resources Corp.	735,469	13,451,728
Viper Energy, Inc., “A”	352,929	16,425,316
		$62,801,222
Energy - Renewables – 1.2%
Bloom Energy Corp. (a)	162,058	$25,227,569
Engineering - Construction – 4.4%
Legence Corp., “A” (a)	534,017	$30,999,687
Primoris Services Corp.	204,248	30,784,259
TopBuild Corp. (a)	67,955	30,464,226
		$92,248,172
Food & Beverages – 0.5%
Once Upon a Farm PBC (a)	484,593	$11,247,404
2

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.6%
Genius Sports Ltd. (a)	2,900,461	$18,011,863
Sportradar Group AG (a)	808,772	14,768,177
		$32,780,040
General Merchandise – 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	212,183	$22,724,799
Leisure & Toys – 2.6%
Brunswick Corp.	275,821	$21,960,868
Corsair Gaming, Inc. (a)	1,683,987	9,245,088
Patrick Industries, Inc.	194,539	24,081,983
		$55,287,939
Machinery & Tools – 3.0%
Crane Co.	154,058	$30,893,251
Flowserve Corp.	364,538	32,268,904
		$63,162,155
Medical & Health Technology & Services – 6.2%
Azenta, Inc. (a)	632,605	$17,067,683
Charles River Laboratories International, Inc. (a)	151,776	27,090,498
GeneDX Holdings Corp. (a)	214,387	17,088,788
Guardant Health, Inc. (a)	172,243	16,173,618
Schrodinger, Inc. (a)	1,939,973	23,396,074
Tempus AI, Inc. (a)	86,778	4,620,928
Waystar Holding Corp. (a)	929,763	23,848,421
		$129,286,010
Medical Equipment – 7.9%
Align Technology, Inc. (a)	77,293	$14,693,399
AtriCure, Inc. (a)	474,774	14,841,435
Billiontoone, Inc., “A” (a)(l)	53,322	4,070,068
Bio-Techne Corp.	644,777	38,041,843
Caris Life Sciences, Inc. (a)	177,080	3,566,391
Ceribell, Inc. (a)	376,698	7,032,952
Globus Medical, Inc. (a)	191,893	18,318,106
Integer Holdings Corp. (a)	332,845	28,851,005
iRhythm Technologies, Inc. (a)	110,994	14,845,447
PROCEPT BioRobotics Corp. (a)	194,059	4,403,199
UFP Technologies, Inc. (a)	80,938	17,043,924
		$165,707,769
Metals & Mining – 0.7%
Uranium Energy Corp. (a)	928,001	$14,226,255
Oil Services – 1.1%
TechnipFMC PLC	343,557	$22,781,265
Other Banks & Diversified Financials – 0.2%
Bitgo Holdings, Inc. (a)(l)	487,596	$4,797,945
3

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 8.8%
Annexon, Inc. (a)	668,226	$3,742,066
Ascendis Pharma, ADR (a)	81,267	18,975,845
Collegium Pharmaceutical, Inc. (a)	538,945	22,457,838
Cytokinetics, Inc. (a)	202,120	12,575,906
Harmony Biosciences Holdings (a)	180,966	5,164,770
Ionis Pharmaceuticals, Inc. (a)	306,440	24,867,606
Kiniksa Pharmaceuticals International PLC (a)	298,137	13,264,115
Kymera Therapeutics, Inc. (a)	161,340	14,738,409
Legend Biotech Corp., ADR (a)	421,581	8,010,039
Ligand Pharmaceuticals, Inc. (a)	240,630	47,719,335
Neurocrine Biosciences, Inc. (a)	68,514	9,060,977
Ultragenyx Pharmaceutical, Inc. (a)	175,165	4,097,109
		$184,674,015
Pollution Control – 0.6%
GFL Environmental, Inc.	292,137	$12,909,534
Real Estate - Storage – 1.4%
Terreno Realty Corp., REIT	431,089	$28,477,739
Restaurants – 3.5%
Black Rock Coffee Bar, Inc., “A” (a)(l)	810,663	$10,814,245
Chefs' Warehouse, Inc. (a)	439,908	31,405,032
Dutch Bros, Inc., “A” (a)	320,169	17,164,260
U.S. Foods Holding Corp. (a)	139,808	13,506,851
		$72,890,388
Trucking – 2.2%
Knight-Swift Transportation Holdings, Inc.	227,695	$14,326,570
XPO, Inc. (a)	146,513	30,836,591
		$45,163,161
Total Common Stocks (Identified Cost, $1,511,859,180)		$1,988,264,435
Contingent Value Rights – 0.0%
Biotechnology – 0.0%
Sanofi S.A., (a)(u) (Identified Cost, $18,760)	40,783	$0

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (Expiration 11/23/27) (a) (Identified Cost, $0)	$ 2.565	11/23/22	4	$1

4

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $103,407,020)	103,401,490	$103,411,830
Collateral for Securities Loaned – 1.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $21,395,403)	21,395,403	$21,395,403
Other Assets, Less Liabilities – (0.9)%		(19,515,457)
Net Assets – 100.0%		$2,093,556,212

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $103,411,830 and
$2,009,659,839, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $20,586,067 of securities on loan (identified cost, $1,533,273,343)	$2,009,659,839
Investments in affiliated issuers, at value (identified cost, $103,407,020)	103,411,830
Receivables for
Fund shares sold	3,058,001
Interest and dividends	872,606
Other assets	28,284
Total assets	$2,117,030,560
Liabilities
Payables for
Fund shares reacquired	$1,412,047
Collateral for securities loaned, at value	21,395,403
Payable to affiliates
Investment adviser	64,896
Administrative services fee	2,426
Shareholder servicing costs	384,255
Distribution and service fees	19,465
Payable for independent Trustees' compensation	7,815
Accrued expenses and other liabilities	188,041
Total liabilities	$23,474,348
Net assets	$2,093,556,212
Net assets consist of
Paid-in capital	$1,886,821,211
Total distributable earnings (loss)	206,735,001
Net assets	$2,093,556,212
Shares of beneficial interest outstanding	63,942,924

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$763,370,186	26,150,938	$29.19
Class B	1,064,689	61,718	17.25
Class C	15,698,212	905,462	17.34
Class I	201,149,530	5,623,537	35.77
Class R1	1,353,618	79,916	16.94
Class R2	12,827,647	506,687	25.32
Class R3	79,172,726	2,718,965	29.12
Class R4	28,187,181	859,916	32.78
Class R6	990,732,423	27,035,785	36.65

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.97 [100 / 94.25 x $29.19]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS New Discovery Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,029,757
Dividends from affiliated issuers	1,417,758
Income on securities loaned	155,037
Other	116,055
Foreign taxes withheld	(4,969)
Total investment income	$5,713,638
Expenses
Management fee	$8,790,601
Distribution and service fees	1,156,079
Shareholder servicing costs	879,337
Administrative services fee	138,413
Independent Trustees' compensation	21,908
Custodian fee	49,528
Shareholder communications	107,398
Audit and tax fees	36,274
Legal fees	5,661
Miscellaneous	91,270
Total expenses	$11,276,469
Reduction of expenses by investment adviser and distributor	(774,993)
Net expenses	$10,501,476
Net investment income (loss)	$(4,787,838)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$99,776,946
Affiliated issuers	3,501
Foreign currency	1,640
Net realized gain (loss)	$99,782,087
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$97,405,165
Affiliated issuers	(6,053)
Translation of assets and liabilities in foreign currencies	3,337
Net unrealized gain (loss)	$97,402,449
Net realized and unrealized gain (loss)	$197,184,536
Change in net assets from operations	$192,396,698
See Notes to Financial Statements
7

MFS New Discovery Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$(4,787,838)	$(7,799,577)
Net realized gain (loss)	99,782,087	80,143,743
Net unrealized gain (loss)	97,402,449	66,277,454
Change in net assets from operations	$192,396,698	$138,621,620
Change in net assets from fund share transactions	$(179,219,462)	$(401,811,421)
Total change in net assets	$13,177,236	$(263,189,801)
Net assets
At beginning of period	2,080,378,976	2,343,568,777
At end of period	$2,093,556,212	$2,080,378,976
See Notes to Financial Statements
8

MFS New Discovery Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$26.65	$25.09	$22.67	$21.40	$40.53	$32.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.14)	$(0.12)	$(0.11)	$(0.21)	$(0.23)
Net realized and unrealized gain (loss)	2.63	1.70	2.54	1.40	(11.52)	12.20
Total from investment operations	$2.54	$1.56	$2.42	$1.29	$(11.73)	$11.97
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$29.19	$26.65	$25.09	$22.67	$21.40	$40.53
Total return (%) (r)(s)(t)(x)	9.53 (n)	6.22	10.67	6.05	(34.20)	39.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28 (a)	1.28	1.29	1.29	1.25	1.23
Expenses after expense reductions	1.21 (a)	1.27	1.28	1.28	1.24	1.22
Net investment income (loss)	(0.66)(a)	(0.56)	(0.52)	(0.49)	(0.78)	(0.63)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$763,370	$732,635	$770,738	$745,452	$746,682	$1,171,166

Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$15.81	$14.99	$13.65	$12.99	$27.92	$23.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.20)	$(0.18)	$(0.16)	$(0.28)	$(0.36)
Net realized and unrealized gain (loss)	1.56	1.02	1.52	0.84	(7.25)	8.62
Total from investment operations	$1.44	$0.82	$1.34	$0.68	$(7.53)	$8.26
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$17.25	$15.81	$14.99	$13.65	$12.99	$27.92
Total return (%) (r)(s)(t)(x)	9.11 (n)	5.47	9.82	5.27	(34.71)	38.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03 (a)	2.03	2.04	2.04	2.00	1.99
Expenses after expense reductions	1.96 (a)	2.02	2.03	2.03	1.98	1.98
Net investment income (loss)	(1.41)(a)	(1.32)	(1.29)	(1.26)	(1.58)	(1.40)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$1,065	$1,373	$2,822	$4,479	$6,854	$16,701

See Notes to Financial Statements
9

MFS New Discovery Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$15.89	$15.07	$13.72	$13.05	$28.02	$23.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.20)	$(0.18)	$(0.16)	$(0.27)	$(0.36)
Net realized and unrealized gain (loss)	1.57	1.02	1.53	0.85	(7.30)	8.65
Total from investment operations	$1.45	$0.82	$1.35	$0.69	$(7.57)	$8.29
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$17.34	$15.89	$15.07	$13.72	$13.05	$28.02
Total return (%) (r)(s)(t)(x)	9.13 (n)	5.44	9.84	5.32	(34.73)	38.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03 (a)	2.03	2.04	2.04	2.00	1.99
Expenses after expense reductions	1.96 (a)	2.02	2.03	2.03	1.98	1.98
Net investment income (loss)	(1.41)(a)	(1.32)	(1.28)	(1.25)	(1.56)	(1.40)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$15,698	$15,925	$20,288	$24,732	$29,033	$56,833

Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$32.62	$30.63	$27.61	$25.98	$47.41	$37.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.10)	$(0.08)	$(0.06)	$(0.19)	$(0.16)
Net realized and unrealized gain (loss)	3.22	2.09	3.10	1.71	(13.84)	14.16
Total from investment operations	$3.15	$1.99	$3.02	$1.65	$(14.03)	$14.00
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$35.77	$32.62	$30.63	$27.61	$25.98	$47.41
Total return (%) (r)(s)(t)(x)	9.66 (n)	6.50	10.94	6.37	(34.07)	39.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04 (a)	1.03	1.04	1.04	1.00	0.98
Expenses after expense reductions	0.96 (a)	1.02	1.03	1.03	0.98	0.97
Net investment income (loss)	(0.41)(a)	(0.31)	(0.28)	(0.25)	(0.56)	(0.37)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$201,150	$241,672	$262,354	$298,827	$328,438	$621,379

See Notes to Financial Statements
10

MFS New Discovery Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$15.52	$14.72	$13.40	$12.75	$27.56	$23.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.19)	$(0.17)	$(0.16)	$(0.26)	$(0.35)
Net realized and unrealized gain (loss)	1.53	0.99	1.49	0.83	(7.15)	8.51
Total from investment operations	$1.42	$0.80	$1.32	$0.67	$(7.41)	$8.16
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$16.94	$15.52	$14.72	$13.40	$12.75	$27.56
Total return (%) (r)(s)(t)(x)	9.15 (n)	5.43	9.85	5.29	(34.73)	38.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.04 (a)	2.03	2.04	2.04	2.00	1.99
Expenses after expense reductions	1.96 (a)	2.02	2.03	2.03	1.99	1.97
Net investment income (loss)	(1.40)(a)	(1.31)	(1.28)	(1.26)	(1.54)	(1.39)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$1,354	$1,677	$1,928	$2,305	$3,296	$5,923

Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.14	$21.84	$19.78	$18.72	$36.54	$29.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)	$(0.18)	$(0.16)	$(0.14)	$(0.26)	$(0.30)
Net realized and unrealized gain (loss)	2.29	1.48	2.22	1.22	(10.16)	11.08
Total from investment operations	$2.18	$1.30	$2.06	$1.08	$(10.42)	$10.78
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$25.32	$23.14	$21.84	$19.78	$18.72	$36.54
Total return (%) (r)(s)(t)(x)	9.42 (n)	5.95	10.41	5.79	(34.38)	38.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53 (a)	1.53	1.54	1.54	1.50	1.49
Expenses after expense reductions	1.46 (a)	1.52	1.53	1.53	1.48	1.47
Net investment income (loss)	(0.91)(a)	(0.81)	(0.78)	(0.74)	(1.05)	(0.89)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$12,828	$13,194	$15,295	$17,722	$18,975	$34,688

See Notes to Financial Statements
11

MFS New Discovery Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$26.59	$25.03	$22.61	$21.34	$40.45	$32.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.14)	$(0.12)	$(0.11)	$(0.21)	$(0.22)
Net realized and unrealized gain (loss)	2.62	1.70	2.54	1.40	(11.50)	12.17
Total from investment operations	$2.53	$1.56	$2.42	$1.29	$(11.71)	$11.95
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$29.12	$26.59	$25.03	$22.61	$21.34	$40.45
Total return (%) (r)(s)(t)(x)	9.51 (n)	6.23	10.70	6.07	(34.22)	39.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29 (a)	1.28	1.29	1.29	1.25	1.23
Expenses after expense reductions	1.21 (a)	1.27	1.28	1.28	1.24	1.22
Net investment income (loss)	(0.66)(a)	(0.56)	(0.53)	(0.49)	(0.78)	(0.61)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$79,173	$89,864	$101,597	$106,615	$109,206	$178,005

Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$29.89	$28.07	$25.30	$23.81	$44.11	$34.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.09)	$(0.07)	$(0.05)	$(0.16)	$(0.15)
Net realized and unrealized gain (loss)	2.95	1.91	2.84	1.56	(12.74)	13.21
Total from investment operations	$2.89	$1.82	$2.77	$1.51	$(12.90)	$13.06
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$32.78	$29.89	$28.07	$25.30	$23.81	$44.11
Total return (%) (r)(s)(t)(x)	9.67 (n)	6.48	10.95	6.36	(34.06)	39.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03 (a)	1.03	1.04	1.04	1.00	0.99
Expenses after expense reductions	0.96 (a)	1.02	1.03	1.03	0.99	0.97
Net investment income (loss)	(0.41)(a)	(0.32)	(0.28)	(0.22)	(0.52)	(0.37)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$28,187	$26,326	$38,702	$40,709	$17,820	$27,863

See Notes to Financial Statements
12

MFS New Discovery Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$33.40	$31.32	$28.19	$26.50	$48.14	$37.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.06)	$(0.04)	$(0.03)	$(0.12)	$(0.12)
Net realized and unrealized gain (loss)	3.30	2.14	3.17	1.74	(14.12)	14.36
Total from investment operations	$3.25	$2.08	$3.13	$1.71	$(14.24)	$14.24
Less distributions declared to shareholders
From net realized gain	$—	$—	$—	$(0.02)	$(7.40)	$(3.89)
Net asset value, end of period (x)	$36.65	$33.40	$31.32	$28.19	$26.50	$48.14
Total return (%) (r)(s)(t)(x)	9.73 (n)	6.64	11.10	6.47	(33.98)	39.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91 (a)	0.91	0.92	0.91	0.89	0.89
Expenses after expense reductions	0.83 (a)	0.89	0.90	0.89	0.88	0.88
Net investment income (loss)	(0.28)(a)	(0.19)	(0.15)	(0.11)	(0.36)	(0.28)
Portfolio turnover rate	39 (n)	68	56	60	58	71
Net assets at end of period (000 omitted)	$990,732	$957,714	$1,129,844	$1,137,870	$1,087,826	$1,248,511

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
13

MFS New Discovery Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
14

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,854,011,533	$1	$—	$1,854,011,534
United Kingdom	27,840,592	—	—	27,840,592
Australia	24,868,192	—	—	24,868,192
Denmark	18,975,845	—	—	18,975,845
Germany	17,805,416	—	—	17,805,416
Switzerland	14,768,177	—	—	14,768,177
Canada	12,909,534	—	—	12,909,534
Israel	9,075,107	—	—	9,075,107
China	8,010,039	—	—	8,010,039
Other Countries	—	—	0	—
Investment Companies	124,807,233	—	—	124,807,233
Total	$2,113,071,668	$1	$0	$2,113,071,669
For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
15

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $20,586,067.  The fair value of the fund's investment securities on loan and a related liability of $21,395,403 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The fund declared no distributions for the current period or for the year ended August 31, 2025.
The federal tax cost and the tax basis components of distributable earnings were as follows:
16

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$1,671,023,606
Gross appreciation	596,384,057
Gross depreciation	(154,335,994)
Net unrealized appreciation (depreciation)	$442,048,063
As of 8/31/25
Capital loss carryforwards	(325,514,919)
Late year ordinary loss deferral	(4,812,741)
Other temporary differences	17,011
Net unrealized appreciation (depreciation)	344,648,952
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(44,867,674)
Long-Term	(280,647,245)
Total	$(325,514,919)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $141,416, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), other interest expense, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.21%	1.96%	1.96%	0.96%	1.96%	1.46%	1.21%	0.96%	0.85%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this reduction amounted to $633,315, which is included in the reduction of total expenses in the Statement of Operations.
17

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,582 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$933,096
Class B	0.75%	0.25%	1.00%	1.00%	6,173
Class C	0.75%	0.25%	1.00%	1.00%	78,771
Class R1	0.75%	0.25%	1.00%	1.00%	7,407
Class R2	0.25%	0.25%	0.50%	0.50%	32,296
Class R3	—	0.25%	0.25%	0.25%	98,336
Total Distribution and Service Fees					$1,156,079
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $256, $2, and $4 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$8,395
Class B	—
Class C	400
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $135,291, which equated to 0.0130% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $744,046.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended February 28, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,886,350. The sales transactions resulted in net realized gains (losses) of $120,908.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $116,055, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $774,906,541 and $1,003,719,367, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	951,995	$26,876,620	2,680,781	$66,688,063
Class B	115	1,892	358	5,209
Class C	47,527	793,363	70,891	1,062,887
Class I	342,063	11,743,643	1,497,878	45,797,102
Class R1	3,439	56,188	11,606	171,207
Class R2	25,491	623,829	74,372	1,618,716
Class R3	177,979	4,986,764	381,130	9,475,451
Class R4	116,861	3,692,507	244,693	6,817,709
Class R6	2,241,185	78,207,636	4,938,404	145,492,138
	3,906,655	$126,982,442	9,900,113	$277,128,482
Shares reacquired
Class A	(2,288,266)	$(64,352,960)	(5,914,851)	$(147,882,960)
Class B	(25,230)	(422,497)	(101,719)	(1,505,513)
Class C	(144,320)	(2,408,327)	(414,899)	(6,228,412)
Class I	(2,127,231)	(71,921,213)	(2,655,141)	(80,783,134)
Class R1	(31,520)	(508,362)	(34,574)	(507,181)
Class R2	(88,859)	(2,154,188)	(204,658)	(4,377,717)
Class R3	(839,012)	(22,917,932)	(1,060,878)	(26,378,674)
Class R4	(137,614)	(4,324,780)	(742,990)	(20,983,637)
Class R6	(3,881,634)	(137,191,645)	(12,338,428)	(390,292,675)
	(9,563,686)	$(306,201,904)	(23,468,138)	$(678,939,903)
19

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	(1,336,271)	$(37,476,340)	(3,234,070)	$(81,194,897)
Class B	(25,115)	(420,605)	(101,361)	(1,500,304)
Class C	(96,793)	(1,614,964)	(344,008)	(5,165,525)
Class I	(1,785,168)	(60,177,570)	(1,157,263)	(34,986,032)
Class R1	(28,081)	(452,174)	(22,968)	(335,974)
Class R2	(63,368)	(1,530,359)	(130,286)	(2,759,001)
Class R3	(661,033)	(17,931,168)	(679,748)	(16,903,223)
Class R4	(20,753)	(632,273)	(498,297)	(14,165,928)
Class R6	(1,640,449)	(58,984,009)	(7,400,024)	(244,800,537)
	(5,657,031)	$(179,219,462)	(13,568,025)	$(401,811,421)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 5%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $4,683 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,827,143	$411,602,888	$379,015,649	$3,501	$(6,053)	$103,411,830

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,417,758	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

MFS Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.3%
BWX Technologies, Inc.	74,250	$15,294,015
Curtiss-Wright Corp.	36,306	25,426,181
General Dynamics Corp.	60,262	21,516,547
General Electric Co.	117,221	40,120,059
Howmet Aerospace, Inc.	101,675	26,692,738
Leidos Holdings, Inc.	149,943	26,255,019
RTX Corp.	220,814	44,741,333
Standard Aero, Inc. (a)	228,825	7,047,810
		$207,093,702
Apparel Manufacturers – 0.5%
Amer Sports, Inc. (a)	224,222	$8,515,951
Birkenstock Holding PLC (a)	340,814	14,194,903
Columbia Sportswear Co.	69,067	4,278,010
Wolverine World Wide, Inc.	204,392	3,611,607
		$30,600,471
Automotive – 1.1%
Aptiv PLC (a)	302,694	$22,260,117
Carvana Co. (a)	104,318	34,858,903
LKQ Corp.	413,485	13,690,488
		$70,809,508
Biotechnology – 2.2%
Gilead Sciences, Inc.	838,949	$124,961,454
Illumina, Inc. (a)	104,899	14,104,719
		$139,066,173
Broadcasting – 1.3%
Omnicom Group, Inc.	91,439	$7,798,832
Roku, Inc. (a)	146,036	14,371,403
Spotify Technology S.A. (a)	83,933	43,220,459
Walt Disney Co.	152,622	16,184,037
		$81,574,731
Brokerage & Asset Managers – 1.9%
Bullish (a)(l)	43,181	$1,355,452
Charles Schwab Corp.	391,121	37,234,719
CME Group, Inc.	95,269	30,438,445
KKR & Co., Inc.	288,301	25,278,232
Raymond James Financial, Inc.	85,911	13,151,256
TPG, Inc.	233,891	10,155,547
		$117,613,651
Business Services – 1.2%
Accenture PLC, “A”	131,422	$27,430,400
Fidelity National Information Services, Inc.	223,829	11,406,326
TransUnion	257,456	20,223,169
RGIFS-SEM

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Verisk Analytics, Inc., “A”	71,110	$14,760,302
		$73,820,197
Computer Software – 8.6%
Autodesk, Inc. (a)	168,330	$41,387,297
Cadence Design Systems, Inc. (a)	189,615	57,149,961
Guidewire Software, Inc. (a)	216,825	31,509,009
HubSpot, Inc. (a)	57,333	15,165,152
Intuit, Inc.	86,837	35,518,938
JFrog Ltd. (a)	190,200	7,636,530
Microsoft Corp.	794,198	311,913,322
MongoDB, Inc. (a)	44,795	14,713,814
Okta, Inc. (a)	203,256	14,736,060
Tyler Technologies, Inc. (a)	46,838	16,612,970
		$546,343,053
Computer Software - Systems – 7.4%
Apple, Inc. (s)	1,419,970	$375,127,675
Arista Networks, Inc. (a)	362,812	48,435,402
Block, Inc., “A” (a)	201,996	12,867,145
Seagate Technology Holdings PLC	63,723	25,988,788
Zebra Technologies Corp., “A” (a)	40,372	9,041,713
		$471,460,723
Construction – 1.7%
Allegion PLC	72,305	$11,651,951
CRH PLC	355,711	42,678,206
Ferguson Enterprises, Inc.	56,923	14,843,242
Pulte Homes, Inc.	130,892	17,958,382
Sherwin-Williams Co.	52,533	19,047,940
		$106,179,721
Consumer Products – 1.1%
Colgate-Palmolive Co.	215,961	$21,410,373
e.l.f. Beauty, Inc. (a)	33,782	3,109,633
International Flavors & Fragrances, Inc.	71,107	5,847,129
Kenvue, Inc.	993,157	18,989,162
Procter & Gamble Co.	118,779	19,859,849
		$69,216,146
Consumer Services – 0.9%
Bright Horizons Family Solutions, Inc. (a)	119,827	$8,929,508
Grand Canyon Education, Inc. (a)	36,359	5,783,626
Phoenix Education Partners, Inc.	106,390	3,149,144
Uber Technologies, Inc. (a)	563,204	42,476,846
		$60,339,124
Containers – 0.4%
Avery Dennison Corp.	63,992	$12,564,829
Smurfit Westrock PLC	237,982	11,187,534
		$23,752,363

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.7%
AMETEK, Inc.	146,921	$35,146,442
Amphenol Corp., “A”	282,271	41,228,502
Eaton Corp. PLC	72,831	27,378,630
Emerson Electric Co.	293,580	44,257,185
W.W. Grainger, Inc.	20,929	23,958,054
		$171,968,813
Electronics – 13.2%
Advanced Energy Industries, Inc.	59,567	$19,988,898
Broadcom, Inc.	544,263	173,919,242
Coherent Corp. (a)	42,563	11,020,838
KLA Corp.	40,394	61,582,673
Lam Research Corp.	439,325	102,753,724
MACOM Technology Solutions Holdings, Inc. (a)	59,871	14,855,192
NVIDIA Corp.	2,554,018	452,546,449
		$836,667,016
Energy - Independent – 1.3%
ConocoPhillips	363,554	$41,248,837
EQT Corp.	197,379	12,123,018
Permian Resources Corp.	610,918	11,173,690
Phillips 66	58,861	9,084,018
Valero Energy Corp.	52,250	10,692,440
		$84,322,003
Energy - Integrated – 1.5%
Exxon Mobil Corp.	612,373	$93,386,883
Energy - Renewables – 0.7%
First Solar, Inc. (a)	33,817	$6,668,712
GE Vernova, Inc.	45,393	39,655,325
		$46,324,037
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	155,812	$21,480,242
Legence Corp., “A” (a)	547,320	31,771,926
MYR Group, Inc. (a)	109,413	29,537,134
		$82,789,302
Entertainment – 0.1%
Live Nation Entertainment, Inc. (a)	56,522	$9,164,477
Food & Beverages – 1.6%
Celsius Holdings, Inc. (a)	129,588	$6,947,213
Coca-Cola Europacific Partners PLC	133,098	14,698,012
Mondelez International, Inc.	402,269	24,771,725
PepsiCo, Inc.	273,653	46,449,860
Tyson Foods, Inc., “A”	147,958	9,615,791
		$102,482,601

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.8%
DraftKings, Inc. (a)	192,877	$4,598,188
Hilton Worldwide Holdings, Inc.	91,475	28,520,076
Viking Holdings Ltd. (a)	191,824	14,966,108
		$48,084,372
Health Maintenance Organizations – 0.9%
Cigna Group	154,044	$44,645,032
Humana, Inc.	65,555	12,490,850
		$57,135,882
Insurance – 3.4%
Aon PLC	115,417	$38,718,941
Arthur J. Gallagher & Co.	107,154	24,452,543
Assurant, Inc.	47,722	10,956,494
Chubb Ltd.	136,664	46,583,291
Everest Group Ltd.	29,613	9,934,865
Lincoln National Corp.	235,839	8,089,278
Principal Financial Group, Inc.	168,514	16,079,606
Progressive Corp.	131,902	28,182,181
Selective Insurance Group, Inc.	117,310	9,858,732
Willis Towers Watson PLC	71,551	21,835,219
		$214,691,150
Interactive Media Services – 7.2%
Alphabet, Inc., “A” (s)	941,220	$293,434,747
Meta Platforms, Inc., “A”	257,868	167,144,880
		$460,579,627
Leisure & Toys – 0.2%
Brunswick Corp.	35,558	$2,831,128
Take-Two Interactive Software, Inc. (a)	60,923	12,883,996
		$15,715,124
Machinery & Tools – 2.6%
Caterpillar, Inc.	82,801	$61,507,067
Crane Co.	65,172	13,068,941
Nordson Corp.	96,133	28,209,268
Pentair PLC	240,428	23,848,053
Trane Technologies PLC	82,170	37,988,834
		$164,622,163
Major Banks – 4.2%
JPMorgan Chase & Co.	428,995	$128,827,199
Morgan Stanley	271,504	45,208,131
PNC Financial Services Group, Inc.	268,515	57,019,160
Wells Fargo & Co.	477,038	38,854,745
		$269,909,235

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	120,521	$13,033,141
McKesson Corp.	27,718	27,367,922
Waystar Holding Corp. (a)	132,459	3,397,573
		$43,798,636
Medical Equipment – 3.3%
Becton, Dickinson and Co.	236,843	$41,798,053
Boston Scientific Corp. (a)	307,458	23,628,147
Lumexa Imaging Holdings, Inc. (a)	660,509	9,339,597
Medtronic PLC	564,880	55,166,181
Repligen Corp. (a)	121,697	15,666,055
STERIS PLC	101,846	25,700,838
Waters Corp. (a)	117,397	37,494,254
		$208,793,125
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	118,849	$28,016,275
Oil Services – 0.4%
SLB Ltd.	315,220	$16,183,395
TechnipFMC PLC	166,956	11,070,852
		$27,254,247
Other Banks & Diversified Financials – 2.9%
Columbia Banking System, Inc.	344,576	$9,803,187
Mastercard, Inc., “A”	185,299	95,838,496
Moody's Corp.	60,827	29,050,367
Northern Trust Corp.	63,418	9,074,482
Prosperity Bancshares, Inc.	164,981	11,609,713
Visa, Inc., “A”	95,333	30,519,906
		$185,896,151
Pharmaceuticals – 4.2%
AbbVie, Inc.	54,962	$12,755,581
Johnson & Johnson	576,182	143,140,894
Pfizer, Inc.	4,044,489	111,830,121
		$267,726,596
Pollution Control – 0.6%
GFL Environmental, Inc.	867,663	$38,342,028
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	204,260	$22,217,360
NNN REIT, Inc.	408,143	18,497,041
		$40,714,401
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	377,112	$8,481,249

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 0.2%
Rexford Industrial Realty, Inc., REIT	197,327	$7,393,843
SmartStop Self Storage REIT	212,876	7,099,414
		$14,493,257
Restaurants – 1.1%
Aramark	500,587	$20,949,566
Dutch Bros, Inc., “A” (a)	214,275	11,487,283
Performance Food Group Co. (a)	136,219	13,221,416
Starbucks Corp.	217,100	21,280,142
		$66,938,407
Specialty Chemicals – 0.6%
Albemarle Corp.	84,016	$15,011,139
Linde PLC	51,290	26,059,423
		$41,070,562
Specialty Stores – 6.5%
Amazon.com, Inc. (a)(s)	1,234,102	$259,161,420
BJ's Wholesale Club Holdings, Inc. (a)	501,175	49,511,078
Floor & Decor Holdings, Inc., “A” (a)	509,237	35,183,184
TJX Cos., Inc.	258,993	41,868,809
Tractor Supply Co.	591,982	30,688,347
		$416,412,838
Telecom - Infrastructure – 0.4%
Digital Realty Trust, Inc., REIT	150,229	$26,620,579
Telecom Services – 1.0%
EchoStar Corp., “A” (a)	147,223	$17,008,673
T-Mobile USA, Inc.	222,560	48,315,551
		$65,324,224
Tobacco – 0.7%
Philip Morris International, Inc.	222,169	$41,507,834
Utilities - Electric Power – 2.5%
Duke Energy Corp.	180,167	$23,574,852
Evergy, Inc.	149,201	12,482,156
NextEra Energy, Inc.	235,003	22,036,231
PG&E Corp.	1,811,096	34,410,824
Sempra	272,300	26,214,321
Vistra Corp.	127,244	22,126,459
Xcel Energy, Inc.	182,022	15,173,354
		$156,018,197
Total Common Stocks (Identified Cost, $3,924,162,784)		$6,333,120,854
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $36,021,917)	36,018,565	$36,022,167

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $1,299,800)	1,299,800	$1,299,800
Other Assets, Less Liabilities – (0.1)%		(7,636,200)
Net Assets – 100.0%		$6,362,806,621

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $36,022,167 and
$6,334,420,654, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At February 28, 2026, the fund had cash collateral of $5,105 and other liquid securities collateral with an aggregate value of $571,711. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $1,217,932 of securities on loan (identified cost, $3,925,462,584)	$6,334,420,654
Investments in affiliated issuers, at value (identified cost, $36,021,917)	36,022,167
Cash	166
Deposits with brokers	5,105
Receivables for
Fund shares sold	4,397,760
Interest and dividends	7,101,713
Other assets	84,226
Total assets	$6,382,031,791
Liabilities
Payables for
Investments purchased	$9,011,704
Fund shares reacquired	7,410,052
Collateral for securities loaned, at value	1,299,800
Payable to affiliates
Investment adviser	266,722
Administrative services fee	4,794
Shareholder servicing costs	888,450
Distribution and service fees	68,358
Payable for independent Trustees' compensation	21,924
Accrued expenses and other liabilities	253,366
Total liabilities	$19,225,170
Net assets	$6,362,806,621
Net assets consist of
Paid-in capital	$3,603,458,021
Total distributable earnings (loss)	2,759,348,600
Net assets	$6,362,806,621
Shares of beneficial interest outstanding	121,178,033

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,859,694,043	56,818,484	$50.33
Class B	4,648,027	116,368	39.94
Class C	88,012,305	2,260,224	38.94
Class I	1,111,882,138	20,196,466	55.05
Class R1	7,949,847	204,100	38.95
Class R2	14,410,497	297,592	48.42
Class R3	37,772,517	752,247	50.21
Class R4	27,241,488	532,359	51.17
Class R6	2,211,195,759	40,000,193	55.28

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $53.40 [100 / 94.25 x $50.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$40,284,088
Dividends from affiliated issuers	850,392
Other	138,708
Income on securities loaned	32,619
Foreign taxes withheld	(51,609)
Total investment income	$41,254,198
Expenses
Management fee	$16,984,406
Distribution and service fees	4,280,453
Shareholder servicing costs	2,135,347
Administrative services fee	275,634
Independent Trustees' compensation	67,089
Custodian fee	68,016
Shareholder communications	145,913
Audit and tax fees	37,799
Legal fees	17,720
Miscellaneous	145,185
Total expenses	$24,157,562
Reduction of expenses by investment adviser and distributor	(447,631)
Net expenses	$23,709,931
Net investment income (loss)	$17,544,267
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$371,604,303
Affiliated issuers	(2,599)
Net realized gain (loss)	$371,601,704
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(117,438,125)
Affiliated issuers	(1,570)
Net unrealized gain (loss)	$(117,439,695)
Net realized and unrealized gain (loss)	$254,162,009
Change in net assets from operations	$271,706,276
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$17,544,267	$33,879,091
Net realized gain (loss)	371,601,704	847,569,059
Net unrealized gain (loss)	(117,439,695)	(87,589,513)
Change in net assets from operations	$271,706,276	$793,858,637
Total distributions to shareholders	$(770,004,780)	$(503,905,097)
Change in net assets from fund share transactions	$169,469,138	$(571,064,807)
Total change in net assets	$(328,829,366)	$(281,111,267)
Net assets
At beginning of period	6,691,635,987	6,972,747,254
At end of period	$6,362,806,621	$6,691,635,987
See Notes to Financial Statements

MFS Core Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.98	$52.69	$43.63	$40.07	$49.38	$38.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.22	$0.25	$0.15	$0.09
Net realized and unrealized gain (loss)	2.05	6.25	9.99	4.76	(6.00)	11.50
Total from investment operations	$2.15	$6.44	$10.21	$5.01	$(5.85)	$11.59
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.27)	$(0.29)	$(0.15)	$(0.08)	$(0.15)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.80)	$(4.15)	$(1.15)	$(1.45)	$(3.46)	$(0.62)
Net asset value, end of period (x)	$50.33	$54.98	$52.69	$43.63	$40.07	$49.38
Total return (%) (r)(s)(t)(x)	4.09 (n)	12.67	23.92	12.97	(12.87)	30.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89 (a)	0.89	0.90	0.92	0.92	0.94
Expenses after expense reductions	0.87 (a)	0.88	0.89	0.90	0.91	0.92
Net investment income (loss)	0.39 (a)	0.36	0.47	0.63	0.35	0.22
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$2,859,694	$2,925,639	$2,800,060	$2,356,842	$2,156,741	$2,462,032
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.87	0.88	0.89	0.89	0.90

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$44.92	$43.82	$36.52	$33.87	$42.49	$33.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.17)	$(0.11)	$(0.04)	$(0.16)	$(0.19)
Net realized and unrealized gain (loss)	1.66	5.15	8.34	3.99	(5.07)	9.91
Total from investment operations	$1.58	$4.98	$8.23	$3.95	$(5.23)	$9.72
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.07)	$—	$—	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.56)	$(3.88)	$(0.93)	$(1.30)	$(3.39)	$(0.47)
Net asset value, end of period (x)	$39.94	$44.92	$43.82	$36.52	$33.87	$42.49
Total return (%) (r)(s)(t)(x)	3.71 (n)	11.82	23.00	12.14	(13.52)	29.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64 (a)	1.64	1.65	1.67	1.67	1.69
Expenses after expense reductions	1.62 (a)	1.63	1.64	1.65	1.66	1.67
Net investment income (loss)	(0.36)(a)	(0.39)	(0.28)	(0.13)	(0.42)	(0.53)
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$4,648	$6,505	$9,486	$11,587	$15,456	$24,861
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.62	1.63	1.64	1.64	1.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$43.96	$42.95	$35.88	$33.30	$41.83	$32.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.16)	$(0.11)	$(0.04)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	1.62	5.05	8.17	3.92	(4.99)	9.77
Total from investment operations	$1.54	$4.89	$8.06	$3.88	$(5.14)	$9.58
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.13)	$—	$—	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.56)	$(3.88)	$(0.99)	$(1.30)	$(3.39)	$(0.47)
Net asset value, end of period (x)	$38.94	$43.96	$42.95	$35.88	$33.30	$41.83
Total return (%) (r)(s)(t)(x)	3.70 (n)	11.85	22.96	12.14	(13.51)	29.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64 (a)	1.64	1.65	1.67	1.67	1.69
Expenses after expense reductions	1.62 (a)	1.63	1.64	1.65	1.66	1.67
Net investment income (loss)	(0.36)(a)	(0.39)	(0.28)	(0.12)	(0.41)	(0.53)
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$88,012	$102,648	$105,783	$99,365	$105,731	$140,242
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.62	1.63	1.64	1.64	1.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$59.57	$56.73	$46.84	$42.90	$52.62	$40.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.34	$0.37	$0.38	$0.29	$0.22
Net realized and unrealized gain (loss)	2.22	6.76	10.74	5.11	(6.44)	12.24
Total from investment operations	$2.40	$7.10	$11.11	$5.49	$(6.15)	$12.46
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.38)	$(0.36)	$(0.25)	$(0.18)	$(0.24)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.92)	$(4.26)	$(1.22)	$(1.55)	$(3.57)	$(0.71)
Net asset value, end of period (x)	$55.05	$59.57	$56.73	$46.84	$42.90	$52.62
Total return (%) (r)(s)(t)(x)	4.22 (n)	12.95	24.23	13.27	(12.67)	30.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64 (a)	0.64	0.65	0.67	0.68	0.68
Expenses after expense reductions	0.62 (a)	0.63	0.64	0.65	0.66	0.67
Net investment income (loss)	0.64 (a)	0.61	0.73	0.88	0.60	0.47
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$1,111,882	$1,287,115	$1,745,478	$1,599,892	$1,405,183	$1,416,134
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.62	0.63	0.64	0.64	0.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$43.97	$42.97	$35.90	$33.35	$41.89	$32.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.16)	$(0.11)	$(0.04)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	1.62	5.04	8.18	3.93	(5.00)	9.78
Total from investment operations	$1.54	$4.88	$8.07	$3.89	$(5.15)	$9.59
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.14)	$(0.04)	$—	$—
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.56)	$(3.88)	$(1.00)	$(1.34)	$(3.39)	$(0.47)
Net asset value, end of period (x)	$38.95	$43.97	$42.97	$35.90	$33.35	$41.89
Total return (%) (r)(s)(t)(x)	3.70 (n)	11.82	22.99	12.15	(13.52)	29.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64 (a)	1.64	1.65	1.66	1.68	1.69
Expenses after expense reductions	1.62 (a)	1.63	1.64	1.65	1.66	1.67
Net investment income (loss)	(0.36)(a)	(0.39)	(0.28)	(0.12)	(0.41)	(0.53)
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$7,950	$7,949	$7,533	$6,437	$2,974	$3,791
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.62	1.63	1.64	1.64	1.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$53.07	$50.97	$42.28	$38.87	$48.04	$37.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.06	$0.10	$0.15	$0.05	$(0.01)
Net realized and unrealized gain (loss)	1.96	6.04	9.67	4.62	(5.83)	11.20
Total from investment operations	$2.00	$6.10	$9.77	$4.77	$(5.78)	$11.19
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.22)	$(0.06)	$—	$(0.08)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.65)	$(4.00)	$(1.08)	$(1.36)	$(3.39)	$(0.55)
Net asset value, end of period (x)	$48.42	$53.07	$50.97	$42.28	$38.87	$48.04
Total return (%) (r)(s)(t)(x)	3.95 (n)	12.40	23.60	12.73	(13.08)	30.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14 (a)	1.14	1.15	1.17	1.18	1.19
Expenses after expense reductions	1.12 (a)	1.13	1.13	1.14	1.15	1.16
Net investment income (loss)	0.14 (a)	0.11	0.23	0.39	0.11	(0.02)
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$14,410	$15,329	$19,682	$19,553	$18,825	$21,214
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.12	1.12	1.13	1.13	1.14

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$54.81	$52.52	$43.50	$39.94	$49.22	$38.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.22	$0.25	$0.15	$0.09
Net realized and unrealized gain (loss)	2.04	6.24	9.95	4.75	(5.98)	11.47
Total from investment operations	$2.14	$6.43	$10.17	$5.00	$(5.83)	$11.56
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.26)	$(0.29)	$(0.14)	$(0.06)	$(0.16)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.74)	$(4.14)	$(1.15)	$(1.44)	$(3.45)	$(0.63)
Net asset value, end of period (x)	$50.21	$54.81	$52.52	$43.50	$39.94	$49.22
Total return (%) (r)(s)(t)(x)	4.09 (n)	12.68	23.89	12.99	(12.87)	30.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89 (a)	0.89	0.90	0.92	0.92	0.94
Expenses after expense reductions	0.87 (a)	0.88	0.89	0.90	0.91	0.92
Net investment income (loss)	0.38 (a)	0.36	0.47	0.63	0.34	0.22
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$37,773	$52,424	$66,337	$63,678	$60,662	$77,453
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.87	0.88	0.89	0.89	0.90

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$55.85	$53.43	$44.19	$40.56	$49.93	$38.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.34	$0.36	$0.27	$0.20
Net realized and unrealized gain (loss)	2.08	6.35	10.12	4.82	(6.08)	11.63
Total from investment operations	$2.25	$6.67	$10.46	$5.18	$(5.81)	$11.83
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)	$(0.36)	$(0.25)	$(0.17)	$(0.24)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.93)	$(4.25)	$(1.22)	$(1.55)	$(3.56)	$(0.71)
Net asset value, end of period (x)	$51.17	$55.85	$53.43	$44.19	$40.56	$49.93
Total return (%) (r)(s)(t)(x)	4.22 (n)	12.95	24.22	13.28	(12.67)	30.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64 (a)	0.64	0.65	0.67	0.67	0.69
Expenses after expense reductions	0.62 (a)	0.63	0.64	0.65	0.66	0.67
Net investment income (loss)	0.64 (a)	0.61	0.72	0.88	0.60	0.47
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$27,241	$32,088	$43,571	$39,499	$36,425	$42,883
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.62	0.63	0.64	0.64	0.65

See Notes to Financial Statements

MFS Core Equity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$59.81	$56.96	$47.01	$43.06	$52.78	$40.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.39	$0.41	$0.42	$0.33	$0.25
Net realized and unrealized gain (loss)	2.24	6.77	10.79	5.12	(6.45)	12.29
Total from investment operations	$2.45	$7.16	$11.20	$5.54	$(6.12)	$12.54
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.43)	$(0.39)	$(0.29)	$(0.22)	$(0.27)
From net realized gain	(6.56)	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)
Total distributions declared to shareholders	$(6.98)	$(4.31)	$(1.25)	$(1.59)	$(3.60)	$(0.74)
Net asset value, end of period (x)	$55.28	$59.81	$56.96	$47.01	$43.06	$52.78
Total return (%) (r)(s)(t)(x)	4.28 (n)	13.03	24.34	13.36	(12.57)	31.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55 (a)	0.56	0.57	0.58	0.59	0.60
Expenses after expense reductions	0.54 (a)	0.55	0.56	0.56	0.57	0.59
Net investment income (loss)	0.72 (a)	0.69	0.80	0.97	0.69	0.56
Portfolio turnover rate	25 (n)	43	30	35	25	38
Net assets at end of period (000 omitted)	$2,211,196	$2,261,940	$2,174,819	$1,947,215	$1,783,116	$1,905,417
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.54	0.55	0.55	0.55	0.57

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Core Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,333,120,854	$—	$—	$6,333,120,854
Investment Companies	37,321,967	—	—	37,321,967
Total	$6,370,442,821	$—	$—	$6,370,442,821
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,217,932.  The fair value of the fund's investment securities on loan and a related liability of $1,299,800 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$103,899,812
Long-term capital gains	400,005,285
Total distributions	$503,905,097
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$3,987,629,109
Gross appreciation	2,489,543,836
Gross depreciation	(106,730,124)
Net unrealized appreciation (depreciation)	$2,382,813,712
As of 8/31/25
Undistributed ordinary income	68,697,071
Undistributed long-term capital gain	688,696,626
Net unrealized appreciation (depreciation)	2,500,253,407
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$351,824,283	$216,449,465
Class B	832,121	749,730
Class C	14,396,084	9,484,778
Class I	136,323,121	106,695,284
Class R1	1,154,409	672,945
Class R2	1,859,322	1,422,432
Class R3	5,149,514	4,951,612
Class R4	3,714,026	2,356,476
Class R6	254,751,900	161,122,375
Total	$770,004,780	$503,905,097
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $446,262, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.51% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $104,988 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,628,756
Class B	0.75%	0.25%	1.00%	1.00%	28,801
Class C	0.75%	0.25%	1.00%	1.00%	490,655
Class R1	0.75%	0.25%	1.00%	1.00%	39,467
Class R2	0.25%	0.25%	0.50%	0.50%	37,446
Class R3	—	0.25%	0.25%	0.25%	55,328
Total Distribution and Service Fees					$4,280,453
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $1,341, $7, and $21 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$12,862
Class B	—
Class C	4,860
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $276,970, which equated to 0.0085% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,858,377.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0084% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
During the six months ended February 28, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $8,494,437.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $138,603, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,641,694,670 and $2,228,728,191, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,693,881	$90,141,878	4,221,422	$218,051,067
Class B	182	8,074	2,172	95,123
Class C	109,257	4,496,134	339,331	14,365,645
Class I	1,301,076	75,497,804	4,729,825	265,285,927
Class R1	6,301	267,547	16,206	682,578
Class R2	11,272	581,132	56,615	2,889,618
Class R3	27,062	1,451,414	94,478	4,914,690
Class R4	19,060	1,031,867	73,942	3,849,154
Class R6	2,238,695	131,015,107	5,193,420	291,064,208
	5,406,786	$304,490,957	14,727,411	$801,198,010
Shares issued to shareholders in reinvestment of distributions
Class A	6,877,130	$340,761,779	4,031,419	$209,674,121
Class B	21,124	832,069	17,543	749,451
Class C	349,356	13,415,285	210,237	8,787,912
Class I	2,399,175	129,987,283	1,680,668	94,537,556
Class R1	30,055	1,154,409	16,095	672,942
Class R2	38,979	1,859,322	28,285	1,422,432
Class R3	104,157	5,149,514	95,499	4,951,612
Class R4	72,928	3,672,666	44,130	2,327,418
Class R6	4,592,785	249,801,605	2,793,354	157,684,807
	14,485,689	$746,633,932	8,917,230	$480,808,251

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,967,833)	$(262,822,358)	(8,181,370)	$(422,167,839)
Class B	(49,739)	(2,086,061)	(91,397)	(3,902,722)
Class C	(533,549)	(21,884,074)	(677,081)	(28,230,631)
Class I	(5,110,997)	(295,637,920)	(15,571,762)	(873,034,731)
Class R1	(13,053)	(556,077)	(26,818)	(1,104,473)
Class R2	(41,520)	(2,097,367)	(182,176)	(9,224,727)
Class R3	(335,435)	(17,986,349)	(496,485)	(25,824,723)
Class R4	(134,164)	(7,114,300)	(358,965)	(19,626,774)
Class R6	(4,647,077)	(271,471,245)	(8,355,705)	(469,954,448)
	(15,833,367)	$(881,655,751)	(33,941,759)	$(1,853,071,068)
Net change
Class A	3,603,178	$168,081,299	71,471	$5,557,349
Class B	(28,433)	(1,245,918)	(71,682)	(3,058,148)
Class C	(74,936)	(3,972,655)	(127,513)	(5,077,074)
Class I	(1,410,746)	(90,152,833)	(9,161,269)	(513,211,248)
Class R1	23,303	865,879	5,483	251,047
Class R2	8,731	343,087	(97,276)	(4,912,677)
Class R3	(204,216)	(11,385,421)	(306,508)	(15,958,421)
Class R4	(42,176)	(2,409,767)	(240,893)	(13,450,202)
Class R6	2,184,403	109,345,467	(368,931)	(21,205,433)
	4,059,108	$169,469,138	(10,297,118)	$(571,064,807)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $14,963 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,271,018	$581,250,548	$565,495,230	$(2,599)	$(1,570)	$36,022,167

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$850,392	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Research International Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.6%
Babcock International Group PLC	5,011,516	$91,311,017
MTU Aero Engines Holding AG	504,390	217,773,754
Thales S.A.	610,477	183,869,489
		$492,954,260
Airlines – 0.6%
Japan Airlines Corp.	1,122,400	$23,200,507
Qantas Airways Ltd.	11,871,696	84,062,508
		$107,263,015
Alcoholic Beverages – 1.4%
Davide Campari-Milano N.V.	15,418,392	$116,196,789
Pernod Ricard S.A.	1,695,332	156,770,784
		$272,967,573
Apparel Manufacturers – 2.2%
Burberry Group PLC (a)	2,381,977	$37,333,151
Compagnie Financiere Richemont S.A.	853,012	174,463,337
LVMH Moet Hennessy Louis Vuitton SE	319,246	205,246,008
		$417,042,496
Automotive – 1.9%
Compagnie Generale des Etablissements Michelin	2,454,054	$99,750,042
Shimano, Inc.	729,700	78,313,143
Suzuki Motor Corp.	11,671,000	177,159,450
		$355,222,635
Biotechnology – 0.6%
CSL Ltd.	1,095,385	$114,403,942
Broadcasting – 0.6%
Spotify Technology S.A. (a)	230,783	$118,839,398
Brokerage & Asset Managers – 4.4%
B3 S.A. - Brasil Bolsa Balcao	42,881,500	$149,727,660
Barclays PLC	45,328,485	276,632,334
Euronext N.V.	1,444,505	238,955,820
London Stock Exchange Group PLC	1,409,572	168,305,517
		$833,621,331
Business Services – 0.8%
Fujitsu Ltd.	6,219,800	$142,904,251
Chemicals – 0.4%
FUJIFILM Holdings Corp.	3,333,200	$69,240,232
RIFFS-SEM
1

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.9%
Cadence Design Systems, Inc. (a)	246,458	$74,282,441
Constellation Software, Inc.	48,341	89,330,468
		$163,612,909
Computer Software - Systems – 4.0%
Hitachi Ltd.	13,898,600	$465,111,156
NEC Corp.	1,874,000	52,008,555
Samsung Electronics Co. Ltd.	1,559,618	234,728,743
		$751,848,454
Construction – 1.9%
James Hardie Industries PLC, GDR (a)	4,475,124	$108,981,197
Sika AG	419,338	86,992,796
Techtronic Industries Co. Ltd.	9,731,500	158,721,195
		$354,695,188
Consumer Products – 2.9%
Beiersdorf AG	1,393,265	$177,222,268
Haleon PLC	46,925,990	256,564,058
Uni-Charm Corp.	17,358,700	118,881,501
		$552,667,827
Electrical Equipment – 5.4%
Legrand S.A.	1,434,732	$260,818,752
Mitsubishi Electric Corp.	5,582,100	214,147,607
Schneider Electric SE	1,650,260	539,550,451
		$1,014,516,810
Electronics – 6.3%
ASML Holding N.V.	252,641	$368,195,353
DISCO Corp.	356,200	172,209,522
Taiwan Semiconductor Manufacturing Co. Ltd.	5,409,326	339,900,129
Tokyo Electron Ltd.	1,061,800	299,233,618
		$1,179,538,622
Energy - Independent – 0.4%
Reliance Industries Ltd.	5,271,717	$80,771,040
Energy - Integrated – 3.7%
Eni S.p.A.	8,962,810	$208,166,031
Galp Energia SGPS S.A., “B”	8,260,875	177,846,348
TotalEnergies SE	3,912,930	311,070,329
		$697,082,708
Engineering - Construction – 1.0%
Taisei Corp.	1,421,700	$185,171,953
Food & Beverages – 1.0%
Ajinomoto Co., Inc.	3,249,100	$103,362,013
Novozymes A.S.	1,322,082	78,506,198
		$181,868,211
2

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.8%
Alimentation Couche-Tard, Inc.	605,896	$36,769,965
Jeronimo Martins SGPS S.A.	4,109,977	108,102,336
		$144,872,301
Gaming & Lodging – 1.0%
Accor S.A.	1,549,851	$90,210,041
Aristocrat Leisure Ltd.	1,887,659	64,588,396
Sands China Ltd.	15,476,000	35,033,356
		$189,831,793
Insurance – 5.7%
AIA Group Ltd.	21,325,400	$236,603,615
Aon PLC	489,062	164,065,629
Beazley PLC	8,770,257	149,749,817
Hiscox Ltd.	7,684,320	160,307,471
Samsung Fire & Marine Insurance Co. Ltd.	196,963	72,568,919
Sompo Holdings, Inc.	4,546,700	181,821,417
Willis Towers Watson PLC	369,870	112,873,228
		$1,077,990,096
Leisure & Toys – 1.1%
Capcom Co. Ltd.	1,646,600	$37,884,506
Sony Group Corp.	7,502,600	175,019,830
		$212,904,336
Machinery & Tools – 5.3%
Atlas Copco AB	9,170,841	$198,144,860
Daikin Industries Ltd.	1,011,600	129,004,668
GEA Group AG	1,722,060	134,092,418
Keyence Corp.	353,100	149,366,286
RB Global, Inc.	1,129,717	113,804,049
Spirax Group PLC	1,100,698	117,259,332
Weir Group PLC	3,082,706	146,318,360
		$987,989,973
Major Banks – 13.9%
Banco Bilbao Vizcaya Argentaria S.A.	9,288,972	$216,773,046
Banco Bradesco S.A., ADR	37,534,469	153,515,978
Bank of Ireland Group PLC	11,225,739	219,325,772
BNP Paribas S.A.	2,380,041	268,570,518
BPER Banca S.p.A.	17,157,508	243,482,496
ING Groep N.V.	9,336,534	271,719,385
Mizuho Financial Group, Inc.	12,722,600	582,584,527
NatWest Group PLC	22,569,160	188,270,992
Toronto-Dominion Bank	2,502,047	243,738,870
UBS Group AG	5,299,453	220,635,352
		$2,608,616,936
Medical Equipment – 2.4%
Alcon, Inc.	1,269,888	$110,430,788
ConvaTec Group PLC	34,220,203	118,243,688
QIAGEN N.V.	2,731,978	135,451,309
3

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	6,527,700	$88,198,041
		$452,323,826
Metals & Mining – 2.9%
Glencore PLC	29,230,737	$210,357,687
Mitsui & Co. Ltd.	4,181,200	157,218,368
Rio Tinto PLC	1,820,139	179,921,076
		$547,497,131
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	14,792,200	$39,668,220
Natural Gas - Pipeline – 0.3%
APA Group	8,160,386	$53,427,521
Other Banks & Diversified Financials – 1.7%
HDFC Bank Ltd.	15,200,623	$148,328,306
Mastercard, Inc., “A”	345,602	178,748,811
		$327,077,117
Pharmaceuticals – 7.2%
Daiichi Sankyo Co. Ltd.	7,942,800	$155,839,908
Merck KGaA	1,025,335	155,440,064
Novartis AG	2,583,529	438,512,759
Roche Holding AG	1,251,649	597,457,479
		$1,347,250,210
Precious Metals & Minerals – 0.4%
Northern Star Resources Ltd. Co.	3,078,047	$66,328,108
Printing & Publishing – 0.4%
Wolters Kluwer N.V.	1,051,900	$84,643,204
Specialty Chemicals – 4.1%
Akzo Nobel N.V.	1,185,806	$83,536,475
Croda International PLC	2,222,965	92,689,449
Linde PLC	652,079	331,308,298
Shin-Etsu Chemical Co. Ltd.	4,362,700	172,312,193
Symrise AG	1,056,240	96,823,976
		$776,670,391
Specialty Stores – 1.4%
Next PLC	577,215	$105,169,950
Nitori Co. Ltd.	2,454,300	49,159,865
Pan Pacific International Holdings Corp.	16,871,400	112,357,161
		$266,686,976
Telecom - Infrastructure – 0.7%
Cellnex Telecom S.A.	3,319,345	$126,057,530
4

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 2.4%
Advanced Info Service Public Co. Ltd.	8,659,100	$105,853,563
KDDI Corp.	9,872,400	168,854,611
Koninklijke KPN N.V.	25,330,019	143,693,707
SoftBank Group Corp.	1,148,300	30,066,908
		$448,468,789
Tobacco – 1.4%
British American Tobacco PLC	4,290,837	$268,310,311
Utilities - Electric Power – 2.4%
CLP Holdings Ltd.	5,925,000	$56,194,877
E.ON SE	5,868,729	136,470,781
National Grid PLC	13,568,879	254,359,794
		$447,025,452
Total Common Stocks (Identified Cost, $12,109,786,353)		$18,559,873,076

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	105,955	$0

Mutual Funds (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $219,434,360)	219,416,002	$219,437,943
Other Assets, Less Liabilities – 0.1%		21,533,929
Net Assets – 100.0%		$18,800,844,948

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $219,437,943 and
$18,559,873,076, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $12,109,786,353)	$18,559,873,076
Investments in affiliated issuers, at value (identified cost, $219,434,360)	219,437,943
Foreign currency, at value (identified cost, $44)	44
Receivables for
Investments sold	35,041,457
Fund shares sold	5,814,340
Interest and dividends	77,716,552
Other assets	109,425
Total assets	$18,897,992,837
Liabilities
Payables for
Investments purchased	$23,163,019
Fund shares reacquired	47,722,083
Payable to affiliates
Investment adviser	931,890
Administrative services fee	4,794
Shareholder servicing costs	561,559
Distribution and service fees	20,215
Payable for independent Trustees' compensation	29,206
Deferred foreign capital gains tax expense payable	23,551,536
Accrued expenses and other liabilities	1,163,587
Total liabilities	$97,147,889
Net assets	$18,800,844,948
Net assets consist of
Paid-in capital	$11,270,171,607
Total distributable earnings (loss)	7,530,673,341
Net assets	$18,800,844,948
Shares of beneficial interest outstanding	653,893,409

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$779,376,496	27,001,618	$28.86
Class B	150,349	5,314	28.29
Class C	9,549,902	353,517	27.01
Class I	1,426,398,955	47,444,634	30.06
Class R1	1,077,070	40,855	26.36
Class R2	61,911,391	2,229,052	27.77
Class R3	48,033,234	1,683,456	28.53
Class R4	33,897,918	1,171,793	28.93
Class R6	16,440,449,633	573,963,170	28.64

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.62 [100 / 94.25 x $28.86]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
6

MFS Research International Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$154,248,172
Dividends from affiliated issuers	4,734,556
Income on securities loaned	147,228
Other	33,018
Interest	3,438
Foreign taxes withheld	(8,344,141)
Total investment income	$150,822,271
Expenses
Management fee	$55,131,638
Distribution and service fees	1,158,953
Shareholder servicing costs	1,190,945
Administrative services fee	275,634
Independent Trustees' compensation	79,986
Custodian fee	848,574
Shareholder communications	94,853
Audit and tax fees	43,017
Legal fees	45,589
Miscellaneous	486,346
Total expenses	$59,355,535
Reduction of expenses by investment adviser and distributor	(1,206,326)
Net expenses	$58,149,209
Net investment income (loss)	$92,673,062
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,602,817 foreign capital gains tax)	$1,580,717,636
Affiliated issuers	37,371
Foreign currency	(2,031,541)
Net realized gain (loss)	$1,578,723,466
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $6,215,065 decrease in deferred foreign capital gains tax)	$1,287,079,658
Affiliated issuers	(23,631)
Translation of assets and liabilities in foreign currencies	1,764,568
Net unrealized gain (loss)	$1,288,820,595
Net realized and unrealized gain (loss)	$2,867,544,061
Change in net assets from operations	$2,960,217,123
See Notes to Financial Statements
7

MFS Research International Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$92,673,062	$305,987,420
Net realized gain (loss)	1,578,723,466	768,152,159
Net unrealized gain (loss)	1,288,820,595	(52,425,179)
Change in net assets from operations	$2,960,217,123	$1,021,714,400
Total distributions to shareholders	$(950,841,141)	$(330,003,411)
Change in net assets from fund share transactions	$(532,329,361)	$(372,168,831)
Total change in net assets	$1,477,046,621	$319,542,158
Net assets
At beginning of period	17,323,798,327	17,004,256,169
At end of period	$18,800,844,948	$17,323,798,327
See Notes to Financial Statements
8

MFS Research International Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.85	$24.80	$21.64	$19.29	$24.78	$20.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.37	$0.32	$0.37	$0.28	$0.21
Net realized and unrealized gain (loss)	4.27	1.09	3.17	2.25	(5.52)	4.64
Total from investment operations	$4.37	$1.46	$3.49	$2.62	$(5.24)	$4.85
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.41)	$(0.33)	$(0.27)	$(0.25)	$(0.16)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.36)	$(0.41)	$(0.33)	$(0.27)	$(0.25)	$(0.16)
Net asset value, end of period (x)	$28.86	$25.85	$24.80	$21.64	$19.29	$24.78
Total return (%) (r)(s)(t)(x)	17.63 (n)	6.05	16.34	13.71	(21.34)	24.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	1.00	1.00	1.05	1.02	1.02
Expenses after expense reductions	0.98 (a)	0.99	0.98	1.03	1.00	1.00
Net investment income (loss)	0.73 (a)	1.53	1.44	1.81	1.24	0.93
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$779,376	$712,029	$742,775	$694,592	$651,907	$963,468
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.99	1.00	N/A	N/A

See Notes to Financial Statements
9

MFS Research International Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.15	$24.04	$20.92	$18.60	$23.88	$19.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.15	$0.13	$0.19	$0.08	$0.04
Net realized and unrealized gain (loss)	4.18	1.10	3.09	2.20	(5.31)	4.48
Total from investment operations	$4.19	$1.25	$3.22	$2.39	$(5.23)	$4.52
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.10)	$(0.07)	$(0.05)	$—
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.05)	$(0.14)	$(0.10)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$28.29	$25.15	$24.04	$20.92	$18.60	$23.88
Total return (%) (r)(s)(t)(x)	17.23 (n)	5.28	15.46	12.86	(21.95)	23.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74 (a)	1.75	1.75	1.79	1.77	1.77
Expenses after expense reductions	1.72 (a)	1.74	1.73	1.78	1.75	1.76
Net investment income (loss)	0.06 (a)	0.66	0.60	0.98	0.39	0.17
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$150	$215	$453	$748	$1,101	$2,211
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.74	1.75	N/A	N/A

See Notes to Financial Statements
10

MFS Research International Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.16	$23.19	$20.25	$18.08	$23.25	$18.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.16	$0.15	$0.20	$0.10	$0.03
Net realized and unrealized gain (loss)	4.00	1.04	2.96	2.11	(5.18)	4.37
Total from investment operations	$4.00	$1.20	$3.11	$2.31	$(5.08)	$4.40
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.23)	$(0.17)	$(0.14)	$(0.09)	$—
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.15)	$(0.23)	$(0.17)	$(0.14)	$(0.09)	$—
Net asset value, end of period (x)	$27.01	$24.16	$23.19	$20.25	$18.08	$23.25
Total return (%) (r)(s)(t)(x)	17.21 (n)	5.26	15.48	12.84	(21.95)	23.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74 (a)	1.75	1.75	1.80	1.77	1.77
Expenses after expense reductions	1.73 (a)	1.74	1.73	1.78	1.75	1.75
Net investment income (loss)	(0.02)(a)	0.69	0.69	1.05	0.46	0.16
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$9,550	$8,883	$12,726	$12,732	$11,050	$15,664
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.74	1.75	N/A	N/A

See Notes to Financial Statements
11

MFS Research International Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$26.90	$25.79	$22.48	$20.03	$25.74	$20.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.44	$0.39	$0.44	$0.35	$0.28
Net realized and unrealized gain (loss)	4.46	1.13	3.31	2.33	(5.73)	4.82
Total from investment operations	$4.59	$1.57	$3.70	$2.77	$(5.38)	$5.10
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.46)	$(0.39)	$(0.32)	$(0.33)	$(0.21)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.43)	$(0.46)	$(0.39)	$(0.32)	$(0.33)	$(0.21)
Net asset value, end of period (x)	$30.06	$26.90	$25.79	$22.48	$20.03	$25.74
Total return (%) (r)(s)(t)(x)	17.77 (n)	6.31	16.67	13.98	(21.18)	24.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.75	0.75	0.80	0.77	0.76
Expenses after expense reductions	0.73 (a)	0.74	0.73	0.78	0.75	0.75
Net investment income (loss)	0.98 (a)	1.76	1.67	2.07	1.52	1.21
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$1,426,399	$1,329,134	$1,478,841	$1,619,635	$1,533,541	$1,530,130
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.74	0.75	N/A	N/A

See Notes to Financial Statements
12

MFS Research International Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$23.64	$22.67	$19.64	$17.65	$22.75	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.18	$0.08	$0.22	$0.14	$0.05
Net realized and unrealized gain (loss)	3.91	0.99	2.95	2.03	(5.12)	4.26
Total from investment operations	$3.91	$1.17	$3.03	$2.25	$(4.98)	$4.31
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.20)	$—	$(0.26)	$(0.12)	$(0.01)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.19)	$(0.20)	$—	$(0.26)	$(0.12)	$(0.01)
Net asset value, end of period (x)	$26.36	$23.64	$22.67	$19.64	$17.65	$22.75
Total return (%) (r)(s)(t)(x)	17.20 (n)	5.24	15.43	12.88	(21.99)	23.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74 (a)	1.75	1.75	1.80	1.77	1.76
Expenses after expense reductions	1.73 (a)	1.74	1.74	1.79	1.76	1.75
Net investment income (loss)	(0.02)(a)	0.81	0.42	1.17	0.71	0.24
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$1,077	$970	$1,028	$10,961	$3,600	$3,042
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.74	1.74	N/A	N/A

See Notes to Financial Statements
13

MFS Research International Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$24.89	$23.88	$20.84	$18.58	$23.90	$19.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.29	$0.26	$0.31	$0.21	$0.15
Net realized and unrealized gain (loss)	4.12	1.06	3.04	2.17	(5.33)	4.49
Total from investment operations	$4.18	$1.35	$3.30	$2.48	$(5.12)	$4.64
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.34)	$(0.26)	$(0.22)	$(0.20)	$(0.11)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.30)	$(0.34)	$(0.26)	$(0.22)	$(0.20)	$(0.11)
Net asset value, end of period (x)	$27.77	$24.89	$23.88	$20.84	$18.58	$23.90
Total return (%) (r)(s)(t)(x)	17.49 (n)	5.80	16.01	13.46	(21.58)	24.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24 (a)	1.25	1.25	1.30	1.27	1.27
Expenses after expense reductions	1.23 (a)	1.24	1.23	1.28	1.25	1.25
Net investment income (loss)	0.49 (a)	1.25	1.19	1.54	0.97	0.70
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$61,911	$57,088	$67,846	$77,132	$75,398	$104,975
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	1.24	1.25	N/A	N/A

See Notes to Financial Statements
14

MFS Research International Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.55	$24.52	$21.40	$19.08	$24.53	$19.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.35	$0.32	$0.37	$0.27	$0.21
Net realized and unrealized gain (loss)	4.23	1.08	3.13	2.22	(5.46)	4.60
Total from investment operations	$4.33	$1.43	$3.45	$2.59	$(5.19)	$4.81
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.40)	$(0.33)	$(0.27)	$(0.26)	$(0.16)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.35)	$(0.40)	$(0.33)	$(0.27)	$(0.26)	$(0.16)
Net asset value, end of period (x)	$28.53	$25.55	$24.52	$21.40	$19.08	$24.53
Total return (%) (r)(s)(t)(x)	17.64 (n)	6.03	16.34	13.72	(21.37)	24.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99 (a)	1.00	1.00	1.05	1.02	1.02
Expenses after expense reductions	0.98 (a)	0.99	0.98	1.03	1.00	1.00
Net investment income (loss)	0.78 (a)	1.48	1.46	1.83	1.22	0.96
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$48,033	$54,410	$74,124	$68,315	$58,785	$76,512
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.99	1.00	N/A	N/A

See Notes to Financial Statements
15

MFS Research International Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.93	$24.87	$21.70	$19.34	$24.86	$20.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.44	$0.39	$0.42	$0.33	$0.29
Net realized and unrealized gain (loss)	4.29	1.08	3.17	2.26	(5.53)	4.63
Total from investment operations	$4.42	$1.52	$3.56	$2.68	$(5.20)	$4.92
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.46)	$(0.39)	$(0.32)	$(0.32)	$(0.21)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.42)	$(0.46)	$(0.39)	$(0.32)	$(0.32)	$(0.21)
Net asset value, end of period (x)	$28.93	$25.93	$24.87	$21.70	$19.34	$24.86
Total return (%) (r)(s)(t)(x)	17.81 (n)	6.30	16.64	14.02	(21.17)	24.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.75	0.75	0.80	0.77	0.76
Expenses after expense reductions	0.73 (a)	0.74	0.73	0.78	0.75	0.75
Net investment income (loss)	0.99 (a)	1.80	1.74	2.05	1.45	1.26
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$33,898	$32,346	$46,882	$74,093	$68,971	$96,499
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.74	0.75	N/A	N/A

See Notes to Financial Statements
16

MFS Research International Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$25.71	$24.67	$21.53	$19.19	$24.67	$19.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.45	$0.40	$0.44	$0.36	$0.29
Net realized and unrealized gain (loss)	4.24	1.08	3.15	2.25	(5.49)	4.62
Total from investment operations	$4.38	$1.53	$3.55	$2.69	$(5.13)	$4.91
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.49)	$(0.41)	$(0.35)	$(0.35)	$(0.23)
From net realized gain	(0.90)	—	—	—	—	—
Total distributions declared to shareholders	$(1.45)	$(0.49)	$(0.41)	$(0.35)	$(0.35)	$(0.23)
Net asset value, end of period (x)	$28.64	$25.71	$24.67	$21.53	$19.19	$24.67
Total return (%) (r)(s)(t)(x)	17.82 (n)	6.43	16.74	14.16	(21.09)	24.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65 (a)	0.65	0.65	0.70	0.65	0.67
Expenses after expense reductions	0.63 (a)	0.64	0.63	0.68	0.64	0.65
Net investment income (loss)	1.07 (a)	1.88	1.80	2.17	1.60	1.30
Portfolio turnover rate	23 (n)	27	17	16	15	19
Net assets at end of period (000 omitted)	$16,440,450	$15,128,724	$14,579,581	$13,495,945	$11,638,059	$14,433,482
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	N/A	N/A	0.64	0.65	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
17

MFS Research International Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
18

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$4,290,631,797	$—	$—	$4,290,631,797
United Kingdom	2,821,104,004	—	—	2,821,104,004
France	2,354,812,234	—	—	2,354,812,234
Switzerland	1,628,492,511	—	—	1,628,492,511
Germany	1,053,274,570	—	—	1,053,274,570
Netherlands	951,788,124	—	—	951,788,124
United States	861,278,407	—	—	861,278,407
Italy	567,845,316	—	—	567,845,316
Australia	491,791,672	—	—	491,791,672
Other Countries	3,198,954,312	339,900,129	—	3,538,854,441
Investment Companies	219,437,943	—	—	219,437,943
Total	$18,439,410,890	$339,900,129	$—	$18,779,311,019
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase
19

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to  passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$330,003,411
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$12,418,290,049
Gross appreciation	6,736,332,859
Gross depreciation	(375,311,889)
Net unrealized appreciation (depreciation)	$6,361,020,970
As of 8/31/25
Undistributed ordinary income	273,825,743
Undistributed long-term capital gain	192,597,890
Other temporary differences	(25,306,282)
Net unrealized appreciation (depreciation)	5,080,180,008
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$36,572,620	$11,947,743
Class B	7,199	2,239
Class C	401,023	116,153
Class I	68,184,895	26,422,170
Class R1	46,997	8,420
Class R2	2,869,029	870,937
Class R3	2,470,286	1,152,673
Class R4	1,673,768	777,407
Class R6	838,615,324	288,705,669
Total	$950,841,141	$330,003,411
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $1,206,210, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.61% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,995 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
21

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$903,103
Class B	0.75%	0.25%	1.00%	1.00%	936
Class C	0.75%	0.25%	1.00%	1.00%	44,388
Class R1	0.75%	0.25%	1.00%	1.00%	4,944
Class R2	0.25%	0.25%	0.50%	0.50%	143,985
Class R3	—	0.25%	0.25%	0.25%	61,597
Total Distribution and Service Fees					$1,158,953
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $111, $2, and $3 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$1,844
Class B	—
Class C	133
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $67,144, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,123,801.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0031% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
22

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $3,973,612,595 and $5,259,537,669, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	734,411	$19,567,097	2,108,431	$51,013,400
Class C	7,211	180,078	24,624	572,631
Class I	3,910,910	109,343,945	10,858,376	270,440,746
Class R1	3,605	87,666	4,974	109,691
Class R2	189,521	4,885,182	383,102	8,866,772
Class R3	234,925	6,199,506	686,676	16,352,614
Class R4	90,405	2,417,082	248,976	6,033,090
Class R6	6,385,923	168,756,755	27,706,078	663,936,953
	11,556,911	$311,437,311	42,021,237	$1,017,325,897
Shares issued to shareholders in reinvestment of distributions
Class A	1,362,898	$34,576,724	474,689	$11,050,764
Class B	289	7,199	98	2,239
Class C	14,482	344,524	4,629	101,290
Class I	2,364,640	62,450,137	1,005,808	24,320,429
Class R1	2,025	46,997	393	8,420
Class R2	115,984	2,833,482	38,346	861,255
Class R3	98,496	2,470,284	50,094	1,152,673
Class R4	62,901	1,598,937	32,183	750,511
Class R6	31,400,684	790,041,202	11,762,492	271,713,565
	35,422,399	$894,369,486	13,368,732	$309,961,146
Shares reacquired
Class A	(2,640,154)	$(69,786,563)	(4,992,021)	$(120,884,697)
Class B	(3,523)	(92,002)	(10,399)	(242,620)
Class C	(35,784)	(891,684)	(210,364)	(4,777,766)
Class I	(8,241,231)	(230,436,440)	(19,806,560)	(491,500,344)
Class R1	(5,815)	(143,923)	(9,661)	(217,231)
Class R2	(369,719)	(9,511,946)	(968,758)	(22,351,093)
Class R3	(779,334)	(20,593,635)	(1,630,986)	(38,775,909)
Class R4	(228,819)	(6,128,422)	(919,306)	(22,708,365)
Class R6	(52,311,219)	(1,400,551,543)	(42,041,035)	(997,997,849)
	(64,615,598)	$(1,738,136,158)	(70,589,090)	$(1,699,455,874)
23

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	(542,845)	$(15,642,742)	(2,408,901)	$(58,820,533)
Class B	(3,234)	(84,803)	(10,301)	(240,381)
Class C	(14,091)	(367,082)	(181,111)	(4,103,845)
Class I	(1,965,681)	(58,642,358)	(7,942,376)	(196,739,169)
Class R1	(185)	(9,260)	(4,294)	(99,120)
Class R2	(64,214)	(1,793,282)	(547,310)	(12,623,066)
Class R3	(445,913)	(11,923,845)	(894,216)	(21,270,622)
Class R4	(75,513)	(2,112,403)	(638,147)	(15,924,764)
Class R6	(14,524,612)	(441,753,586)	(2,572,465)	(62,347,331)
	(17,636,288)	$(532,329,361)	(15,199,121)	$(372,168,831)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund,  and the MFS  Aggressive Growth Allocation Fund were the owners of record of approximately 68%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $39,899 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$290,703,125	$1,721,408,348	$1,792,687,270	$37,371	$(23,631)	$219,437,943

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,734,556	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Technology Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Business Services – 2.3%
Accenture PLC, “A”	157,850	$32,946,452
Verisk Analytics, Inc., “A”	67,761	14,065,151
		$47,011,603
Computer Software – 19.6%
Autodesk, Inc. (a)	51,005	$12,540,599
Cadence Design Systems, Inc. (a)	85,800	25,860,120
Constellation Software, Inc.	11,361	20,994,258
CrowdStrike Holdings, Inc. (a)	58,235	21,662,255
Datadog, Inc., “A” (a)	79,287	8,876,973
Figma, Inc. (a)	3,664	107,685
HubSpot, Inc. (a)	34,637	9,161,833
Intuit, Inc.	57,874	23,672,202
JFrog Ltd. (a)	324,616	13,033,332
Microsoft Corp. (s)	369,717	145,202,655
MongoDB, Inc. (a)	56,867	18,679,103
Oracle Corp.	257,929	37,502,877
Pegasystems, Inc.	489,191	21,392,322
ServiceTitan, Inc., “A” (a)	127,930	9,260,853
Snowflake, Inc., “A” (a)	62,694	10,558,297
Tyler Technologies, Inc. (a)	41,585	14,749,784
		$393,255,148
Computer Software - Systems – 23.7%
Apple, Inc. (s)	709,421	$187,414,840
Arista Networks, Inc. (a)	269,744	36,010,824
Cisco Systems, Inc.	638,355	50,723,688
EPAM Systems, Inc. (a)	123,877	17,466,657
Hitachi Ltd.	1,348,000	45,110,287
International Business Machines Corp.	152,997	36,751,409
Seagate Technology Holdings PLC	52,629	21,464,211
Shopify, Inc. (a)	669,291	80,803,503
		$475,745,419
Electrical Equipment – 1.9%
Amphenol Corp., “A”	116,939	$17,080,110
Corning, Inc.	146,263	21,995,030
		$39,075,140
Electronics – 36.5%
Advanced Micro Devices (a)	323,689	$64,805,775
Analog Devices, Inc.	28,607	10,178,084
Applied Materials, Inc.	148,809	55,401,591
Broadcom, Inc.	483,804	154,599,568
Coherent Corp. (a)	102,534	26,549,129
Globalwafers Co. Ltd.	1,175,000	17,129,377
Intel Corp. (a)	163,680	7,465,445
KLA Corp.	25,127	38,307,368
SCTFS-SEM
1

MFS Technology Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Lam Research Corp.	274,500	$64,202,805
NVIDIA Corp.	1,140,907	202,157,311
Taiwan Semiconductor Manufacturing Co. Ltd.	634,000	39,837,991
Teradyne, Inc.	88,367	28,280,091
Texas Instruments, Inc.	123,052	26,100,560
		$735,015,095
Insurance – 0.5%
Aon PLC	29,646	$9,945,344
Interactive Media Services – 14.8%
Alphabet, Inc., “A” (s)	632,812	$197,285,469
Meta Platforms, Inc., “A” (s)	153,251	99,334,233
		$296,619,702
Total Common Stocks (Identified Cost, $1,175,636,230)		$1,996,667,451

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	9,895	$0

Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $6,615,361)	6,614,699	$6,615,361
Other Assets, Less Liabilities – 0.4%		7,731,343
Net Assets – 100.0%		$2,011,014,155

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,615,361 and
$1,996,667,451, respectively.

(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At February 28, 2026, the fund had cash collateral of $5,379 and other liquid securities collateral with an aggregate value of $555,197. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
2

MFS Technology Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,175,636,230)	$1,996,667,451
Investments in affiliated issuers, at value (identified cost, $6,615,361)	6,615,361
Foreign currency, at value (identified cost, $76,667)	77,216
Deposits with brokers for
Securities sold short	5,379
Receivables for
Investments sold	8,805,994
Fund shares sold	1,411,378
Dividends	808,601
Other assets	57,254
Total assets	$2,014,448,634
Liabilities
Payables for
Fund shares reacquired	$2,767,460
Payable to affiliates
Investment adviser	119,505
Administrative services fee	2,353
Shareholder servicing costs	388,172
Distribution and service fees	30,384
Payable for independent Trustees' compensation	6,878
Accrued expenses and other liabilities	119,727
Total liabilities	$3,434,479
Net assets	$2,011,014,155
Net assets consist of
Paid-in capital	$1,084,604,923
Total distributable earnings (loss)	926,409,232
Net assets	$2,011,014,155
Shares of beneficial interest outstanding	33,110,770

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$988,349,041	16,912,049	$58.44
Class B	6,538,164	173,496	37.68
Class C	74,980,652	2,000,681	37.48
Class I	529,372,844	7,707,607	68.68
Class R1	13,345,119	358,008	37.28
Class R2	27,463,203	537,688	51.08
Class R3	42,653,083	730,837	58.36
Class R4	16,202,460	248,426	65.22
Class R6	312,109,589	4,441,978	70.26

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $62.01 [100 / 94.25 x $58.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
3

MFS Technology Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,418,337
Dividends from affiliated issuers	333,992
Other	51,155
Income on securities loaned	2,696
Foreign taxes withheld	(76,959)
Total investment income	$5,729,221
Expenses
Management fee	$7,906,698
Distribution and service fees	2,017,674
Shareholder servicing costs	1,044,178
Administrative services fee	145,600
Independent Trustees' compensation	22,593
Custodian fee	56,993
Shareholder communications	33,409
Audit and tax fees	39,026
Legal fees	5,507
Miscellaneous	118,681
Total expenses	$11,390,359
Reduction of expenses by investment adviser and distributor	(150,065)
Net expenses	$11,240,294
Net investment income (loss)	$(5,511,073)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$272,224,671
Affiliated issuers	(2,745)
Foreign currency	(72,166)
Net realized gain (loss)	$272,149,760
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(203,821,277)
Translation of assets and liabilities in foreign currencies	549
Net unrealized gain (loss)	$(203,820,728)
Net realized and unrealized gain (loss)	$68,329,032
Change in net assets from operations	$62,817,959
See Notes to Financial Statements
4

MFS Technology Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$(5,511,073)	$(7,779,398)
Net realized gain (loss)	272,149,760	192,786,937
Net unrealized gain (loss)	(203,820,728)	137,957,372
Change in net assets from operations	$62,817,959	$322,964,911
Total distributions to shareholders	$(300,000,972)	$(275,885,565)
Change in net assets from fund share transactions	$131,403,847	$121,116,993
Total change in net assets	$(105,779,166)	$168,196,339
Net assets
At beginning of period	2,116,793,321	1,948,596,982
At end of period	$2,011,014,155	$2,116,793,321
See Notes to Financial Statements
5

MFS Technology Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$66.22	$64.79	$52.10	$46.91	$75.65	$64.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.29)	$(0.30)	$(0.22)	$(0.45)	$(0.57)
Net realized and unrealized gain (loss)	2.39	11.25	18.67	9.75	(19.94)	14.83
Total from investment operations	$2.20	$10.96	$18.37	$9.53	$(20.39)	$14.26
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$58.44	$66.22	$64.79	$52.10	$46.91	$75.65
Total return (%) (r)(s)(t)(x)	2.60 (n)	17.36	38.29	23.49	(30.20)	22.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12 (a)	1.12	1.14	1.15	1.14	1.12
Expenses after expense reductions	1.11 (a)	1.11	1.12	1.14	1.13	1.11
Net investment income (loss)	(0.58)(a)	(0.46)	(0.51)	(0.49)	(0.76)	(0.85)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$988,349	$1,026,082	$927,605	$669,260	$572,702	$888,416
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.11

See Notes to Financial Statements
6

MFS Technology Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$46.15	$48.00	$40.24	$37.55	$62.67	$54.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.30)	$(0.54)	$(0.54)	$(0.43)	$(0.73)	$(0.89)
Net realized and unrealized gain (loss)	1.81	8.22	13.98	7.46	(16.04)	12.34
Total from investment operations	$1.51	$7.68	$13.44	$7.03	$(16.77)	$11.45
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$37.68	$46.15	$48.00	$40.24	$37.55	$62.67
Total return (%) (r)(s)(t)(x)	2.20 (n)	16.49	37.23	22.60	(30.73)	22.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87 (a)	1.87	1.89	1.91	1.89	1.87
Expenses after expense reductions	1.86 (a)	1.86	1.87	1.89	1.88	1.86
Net investment income (loss)	(1.33)(a)	(1.19)	(1.27)	(1.24)	(1.52)	(1.59)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$6,538	$9,250	$15,271	$18,987	$23,115	$44,390
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.86

See Notes to Financial Statements
7

MFS Technology Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$45.95	$47.82	$40.11	$37.45	$62.52	$54.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.30)	$(0.54)	$(0.54)	$(0.43)	$(0.73)	$(0.88)
Net realized and unrealized gain (loss)	1.81	8.20	13.93	7.43	(15.99)	12.30
Total from investment operations	$1.51	$7.66	$13.39	$7.00	$(16.72)	$11.42
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$37.48	$45.95	$47.82	$40.11	$37.45	$62.52
Total return (%) (r)(s)(t)(x)	2.21 (n)	16.52	37.22	22.58	(30.72)	22.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87 (a)	1.87	1.89	1.90	1.89	1.87
Expenses after expense reductions	1.86 (a)	1.86	1.87	1.89	1.88	1.86
Net investment income (loss)	(1.33)(a)	(1.20)	(1.26)	(1.24)	(1.52)	(1.59)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$74,981	$87,261	$104,016	$105,653	$112,241	$194,857
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.86

See Notes to Financial Statements
8

MFS Technology Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$76.12	$73.05	$57.94	$51.52	$82.06	$69.94
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.15)	$(0.17)	$(0.12)	$(0.34)	$(0.43)
Net realized and unrealized gain (loss)	2.67	12.75	20.96	10.88	(21.85)	16.06
Total from investment operations	$2.54	$12.60	$20.79	$10.76	$(22.19)	$15.63
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$68.68	$76.12	$73.05	$57.94	$51.52	$82.06
Total return (%) (r)(s)(t)(x)	2.71 (n)	17.67	38.63	23.79	(30.02)	23.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87 (a)	0.87	0.89	0.91	0.89	0.87
Expenses after expense reductions	0.86 (a)	0.86	0.87	0.89	0.88	0.86
Net investment income (loss)	(0.33)(a)	(0.21)	(0.26)	(0.24)	(0.52)	(0.59)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$529,373	$550,260	$468,539	$356,050	$356,867	$608,833
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	0.86

See Notes to Financial Statements
9

MFS Technology Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$45.75	$47.65	$39.98	$37.35	$62.37	$54.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.29)	$(0.54)	$(0.54)	$(0.43)	$(0.72)	$(0.89)
Net realized and unrealized gain (loss)	1.80	8.17	13.89	7.40	(15.95)	12.28
Total from investment operations	$1.51	$7.63	$13.35	$6.97	$(16.67)	$11.39
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$37.28	$45.75	$47.65	$39.98	$37.35	$62.37
Total return (%) (r)(s)(t)(x)	2.22 (n)	16.51	37.24	22.56	(30.72)	22.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87 (a)	1.87	1.89	1.90	1.89	1.87
Expenses after expense reductions	1.86 (a)	1.86	1.87	1.89	1.88	1.86
Net investment income (loss)	(1.34)(a)	(1.20)	(1.26)	(1.24)	(1.51)	(1.59)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$13,345	$14,180	$13,792	$10,366	$7,558	$10,498
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.86

See Notes to Financial Statements
10

MFS Technology Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$59.11	$58.86	$47.93	$43.63	$71.12	$61.36
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.24)	$(0.40)	$(0.40)	$(0.30)	$(0.56)	$(0.68)
Net realized and unrealized gain (loss)	2.19	10.18	17.01	8.94	(18.58)	13.95
Total from investment operations	$1.95	$9.78	$16.61	$8.64	$(19.14)	$13.27
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$51.08	$59.11	$58.86	$47.93	$43.63	$71.12
Total return (%) (r)(s)(t)(x)	2.48 (n)	17.08	37.92	23.19	(30.38)	22.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37 (a)	1.37	1.39	1.40	1.39	1.37
Expenses after expense reductions	1.36 (a)	1.36	1.37	1.39	1.38	1.36
Net investment income (loss)	(0.83)(a)	(0.71)	(0.76)	(0.74)	(1.02)	(1.09)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$27,463	$30,658	$30,733	$22,942	$22,287	$37,797
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.36

See Notes to Financial Statements
11

MFS Technology Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$66.15	$64.72	$52.06	$46.87	$75.60	$64.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.19)	$(0.29)	$(0.29)	$(0.22)	$(0.46)	$(0.56)
Net realized and unrealized gain (loss)	2.38	11.25	18.63	9.75	(19.92)	14.82
Total from investment operations	$2.19	$10.96	$18.34	$9.53	$(20.38)	$14.26
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$58.36	$66.15	$64.72	$52.06	$46.87	$75.60
Total return (%) (r)(s)(t)(x)	2.58 (n)	17.38	38.26	23.51	(30.21)	22.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12 (a)	1.12	1.14	1.15	1.14	1.13
Expenses after expense reductions	1.11 (a)	1.11	1.12	1.14	1.13	1.11
Net investment income (loss)	(0.58)(a)	(0.45)	(0.52)	(0.49)	(0.77)	(0.84)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$42,653	$43,282	$45,404	$55,707	$49,755	$96,784
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	1.11

See Notes to Financial Statements
12

MFS Technology Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$72.75	$70.18	$55.88	$49.85	$79.68	$68.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.12)	$(0.14)	$(0.17)	$(0.11)	$(0.33)	$(0.42)
Net realized and unrealized gain (loss)	2.57	12.24	20.15	10.48	(21.15)	15.60
Total from investment operations	$2.45	$12.10	$19.98	$10.37	$(21.48)	$15.18
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$65.22	$72.75	$70.18	$55.88	$49.85	$79.68
Total return (%) (r)(s)(t)(x)	2.71 (n)	17.68	38.60	23.81	(30.03)	23.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87 (a)	0.87	0.89	0.91	0.89	0.87
Expenses after expense reductions	0.86 (a)	0.86	0.87	0.89	0.88	0.86
Net investment income (loss)	(0.33)(a)	(0.20)	(0.27)	(0.23)	(0.52)	(0.59)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$16,202	$17,951	$17,676	$17,097	$25,674	$47,324
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	0.85

See Notes to Financial Statements
13

MFS Technology Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$77.62	$74.27	$58.77	$52.14	$82.87	$70.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.09)	$(0.12)	$(0.07)	$(0.27)	$(0.37)
Net realized and unrealized gain (loss)	2.72	12.97	21.30	11.04	(22.11)	16.21
Total from investment operations	$2.62	$12.88	$21.18	$10.97	$(22.38)	$15.84
Less distributions declared to shareholders
From net realized gain	$(9.98)	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)
Net asset value, end of period (x)	$70.26	$77.62	$74.27	$58.77	$52.14	$82.87
Total return (%) (r)(s)(t)(x)	2.76 (n)	17.76	38.76	23.92	(29.95)	23.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78 (a)	0.78	0.80	0.81	0.79	0.78
Expenses after expense reductions	0.77 (a)	0.77	0.78	0.80	0.77	0.77
Net investment income (loss)	(0.24)(a)	(0.12)	(0.17)	(0.14)	(0.41)	(0.50)
Portfolio turnover rate	34 (n)	50	37	44	30	36
Net assets at end of period (000 omitted)	$312,110	$337,870	$325,561	$247,239	$235,529	$403,893
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	N/A	0.77

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS Technology Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, the negative impact of regulation, and other factors.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
15

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,792,792,035	$—	$—	$1,792,792,035
Canada	101,797,761	0	—	101,797,761
Taiwan	17,129,377	39,837,991	—	56,967,368
Japan	45,110,287	—	—	45,110,287
Investment Companies	6,615,361	—	—	6,615,361
Total	$1,963,444,821	$39,837,991	$—	$2,003,282,812
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the six months ended February 28, 2026, the fund did not enter into short sale transactions.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent
16

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2026, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$40,877,644
Long-term capital gains	235,007,921
Total distributions	$275,885,565
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$1,189,603,882
Gross appreciation	889,893,344
Gross depreciation	(76,214,414)
Net unrealized appreciation (depreciation)	$813,678,930
As of 8/31/25
Undistributed long-term capital gain	151,719,948
Late year ordinary loss deferral	(5,627,910)
Net unrealized appreciation (depreciation)	1,017,500,207
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$152,108,259	$135,441,295
Class B	1,726,666	2,679,859
Class C	17,733,226	19,423,534
Class I	70,632,606	60,351,694
Class R1	2,980,703	2,575,947
Class R2	4,839,992	4,651,526
Class R3	6,422,513	6,418,561
Class R4	2,387,588	2,344,331
Class R6	41,169,419	41,998,818
Total	$300,000,972	$275,885,565
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $149,215, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $71,545 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
18

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,335,115
Class B	0.75%	0.25%	1.00%	1.00%	42,805
Class C	0.75%	0.25%	1.00%	1.00%	433,752
Class R1	0.75%	0.25%	1.00%	1.00%	73,187
Class R2	0.25%	0.25%	0.50%	0.50%	76,306
Class R3	—	0.25%	0.25%	0.25%	56,509
Total Distribution and Service Fees					$2,017,674
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2026, this rebate amounted to $786, $10, and $54 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$1,235
Class B	—
Class C	3,464
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $147,960, which equated to 0.0135% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $896,218.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $51,057, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $732,607,650 and $893,912,257, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	837,123	$55,650,106	1,995,280	$125,823,747
Class B	42	1,832	2,715	136,539
Class C	93,864	4,219,876	241,175	10,780,444
Class I	524,890	40,238,618	1,536,370	110,484,956
Class R1	19,934	855,248	56,483	2,510,836
Class R2	30,595	1,792,962	138,552	7,984,413
Class R3	58,314	4,045,439	153,125	9,711,506
Class R4	31,338	2,255,755	63,768	4,344,646
Class R6	452,394	35,593,059	1,112,865	81,069,360
	2,048,494	$144,652,895	5,300,333	$352,846,447
Shares issued to shareholders in reinvestment of distributions
Class A	2,393,178	$146,893,282	2,057,144	$132,253,794
Class B	43,413	1,720,887	59,161	2,664,610
Class C	440,740	17,373,978	421,891	18,917,596
Class I	925,271	66,712,051	767,781	56,631,553
Class R1	75,878	2,975,191	57,574	2,570,681
Class R2	89,991	4,829,815	80,807	4,645,607
Class R3	104,772	6,422,513	99,962	6,418,561
Class R4	27,774	1,901,657	28,716	2,024,168
Class R6	494,258	36,451,545	498,755	37,491,425
	4,595,275	$285,280,919	4,071,791	$263,617,995
Shares reacquired
Class A	(1,812,686)	$(117,676,574)	(2,875,920)	$(180,476,031)
Class B	(70,399)	(3,044,631)	(179,585)	(7,902,631)
Class C	(433,103)	(18,692,910)	(938,832)	(40,921,527)
Class I	(971,860)	(73,681,484)	(1,489,036)	(105,654,696)
Class R1	(47,766)	(2,067,174)	(93,509)	(4,196,789)
Class R2	(101,519)	(5,923,395)	(222,850)	(12,841,204)
Class R3	(86,588)	(5,822,420)	(300,268)	(18,782,536)
Class R4	(57,450)	(4,143,846)	(97,577)	(6,552,733)
Class R6	(857,475)	(67,477,533)	(1,642,501)	(118,019,302)
	(4,438,846)	$(298,529,967)	(7,840,078)	$(495,347,449)
20

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Net change
Class A	1,417,615	$84,866,814	1,176,504	$77,601,510
Class B	(26,944)	(1,321,912)	(117,709)	(5,101,482)
Class C	101,501	2,900,944	(275,766)	(11,223,487)
Class I	478,301	33,269,185	815,115	61,461,813
Class R1	48,046	1,763,265	20,548	884,728
Class R2	19,067	699,382	(3,491)	(211,184)
Class R3	76,498	4,645,532	(47,181)	(2,652,469)
Class R4	1,662	13,566	(5,093)	(183,919)
Class R6	89,177	4,567,071	(30,881)	541,483
	2,204,923	$131,403,847	1,532,046	$121,116,993
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $4,789 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,131,026	$332,075,146	$352,588,066	$(2,745)	$—	$6,615,361

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$333,992	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 15, 2026

*  Print name and title of each signing officer under his or her signature.